UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2017

Date of reporting period: November 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.2%

Alabama — 1.2%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$790
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	5,891
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,115
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,654
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,610
5.000%, 09/01/2031	3,140	3,421
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,467

		20,948

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,888

Arizona — 2.7%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2025	2,295	2,456
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,844
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,361
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/2018 (A)	1,820	1,930
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2017 (A)	$4,500	$4,516
Maricopa County, Industrial Development Authority, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,500	1,382
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/2043 (C)	3,690	3,962
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2023	2,510	2,913
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/2017 (A)	2,000	2,049
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2026	3,500	3,858
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	678
5.000%, 07/01/2029	250	281
5.000%, 07/01/2030	500	557
5.000%, 07/01/2032	1,095	1,210
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (A)	2,000	2,232
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,504
5.250%, 12/01/2026	4,510	5,106
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,077

		47,750

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,553
5.000%, 11/01/2034	1,210	1,337
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,806

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	$1,535	$1,720

		6,416

California — 13.3%
Alameda Corridor, Transportation Authority, Sub-Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	2,820	3,081
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	2,500	2,864
Bay Area, Toll Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/2018 (A)	1,030	1,083
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,227
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	5	6
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,335
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	5,000	5,456
California State, GO
5.000%, 10/01/2018	3,000	3,205
5.000%, 11/01/2019	1,000	1,099
5.000%, 02/01/2020	2,000	2,202
5.000%, 09/01/2021	3,075	3,485
5.000%, 09/01/2022	625	719
5.000%, 10/01/2024	2,090	2,454
5.000%, 09/01/2026	2,325	2,764
California State, GO
Callable 04/01/2017 @ 100
6.250%, 10/01/2019	360	366
California State, GO
Callable 09/01/2018 @ 100
5.000%, 09/01/2028	3,100	3,292
California State, GO
Callable 04/01/2019 @ 100
5.500%, 04/01/2021	5,000	5,448
California State, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2021	4,130	4,544
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2023	$2,500	$2,892
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,834
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,926
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2030	6,500	7,495
California State, Health Facilities Financing Authority, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2036	1,900	1,849
California State, Health Facilities Financing Authority, Ser B, RB
Callable 11/15/2026 @ 100
4.000%, 11/15/2041	4,325	4,179
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,648
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043 (C)	2,500	2,725
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,137
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,757
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,233
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	2,897
California State, Ser A, GO
5.000%, 07/01/2019 (D)	1,375	1,500
California State, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/2019 (A)	4,560	5,004

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	$5,015	$5,720
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	751
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,688
California State, Statewide Communities Development Authority, Loma Linda University Medical Center, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,302
California State, Statewide Communities Development Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2036 (B)	1,000	952
California State, Statewide Communities Development Authority, Regional Inland Center Project, RB
Pre-Refunded @ 100
5.250%, 12/01/2017 (A)	2,215	2,309
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,100
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	5,000	5,720
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/2018 @ 100
4.600%, 06/01/2023	3,500	3,639
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,025
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,266
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/2017 @ 100
4.500%, 06/01/2027	6,435	6,294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 06/01/2017 @ 17
7.494%, 06/01/2047 (E)	$19,685	$1,507
Imperial, Irrigation District Electric System Revenue, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/01/2018 (A)	2,000	2,155
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,145
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	423
5.000%, 03/01/2022	625	710
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	931
5.000%, 05/15/2032	500	552
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,505
Los Angeles, Department of Airports, Sub-Ser A, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2035	445	487
4.000%, 05/15/2034	925	934
4.000%, 05/15/2036	460	457
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	2,500	2,787
5.000%, 07/01/2021	1,650	1,874
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2025	2,500	2,780
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,797
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,323
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/2020 @ 100
5.000%, 06/01/2022	2,025	2,249

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/2020	$1,335	$1,459
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,080
Orange County, Transportation Authority, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,142
Palomar, Health, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	945	1,002
Rancho Santiago, Community College District, GO
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	2,901
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/2018 @ 100
5.500%, 07/01/2028	1,345	1,426
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,598
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2028	2,500	2,812
San Diego, Public Facilities Financing Authority, Sewer Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	3,500	3,805
San Diego, Public Facilities Financing Authority, Sewer Revenue, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	1,570	1,707
San Francisco Bay Area, Rapid Transit District, Ser D, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2031	4,985	5,774
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/2018	1,000	1,052
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2041	3,305	3,543
San Francisco City & County, Public Utilities Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/01/2019 (A)	2,500	2,755

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2027	$3,685	$4,208
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,080
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2020 (A)	3,050	3,362
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,834
Stockton, Redevelopment Agency Successor Agency, Ser A, RB, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	1,923
5.000%, 09/01/2031	1,815	1,989
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,392
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2019 (A)	2,245	2,425
University of California, Ser AF, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2024	6,000	6,974
University of California, Ser Q, RB
Callable 05/15/2017 @ 101
5.250%, 05/15/2023	180	185
University of California, Ser Q, RB
Pre-Refunded @ 101
5.250%, 05/15/2017 (A)	3,820	3,936

		231,450

Colorado — 1.1%
Denver City & County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,763
Denver City & County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,311
Denver City & County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,314
Denver City & County, Airport System Revenue, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,124

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	$1,900	$2,106

		19,618

Connecticut — 0.8%
Connecticut State, Health & Educational Facility Authority, Ser V1, RB
Callable 12/01/2016 @ 100
0.450%, 07/01/2036 (C)	6,000	6,000
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2025	3,500	3,700
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,794
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,236

		14,730

Delaware — 0.2%
Delaware State, Transportation Authority, RB
5.000%, 07/01/2018	2,500	2,651

District of Columbia — 0.5%
Metropolitan Washington, Airport Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,012
Metropolitan Washington, Airport Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,092
4.000%, 10/01/2035	4,010	3,921

		8,025

Florida — 5.7%
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,774
Capital Trust Agency, Tuscan Gardens Community, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,221
Celebration Pointe, Community Development District No. 1, RB
4.750%, 05/01/2024	525	516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.000%, 06/01/2019	$2,775	$2,995
5.000%, 06/01/2021	5,000	5,584
Citizens Property Insurance, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,414
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,671
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/2017	1,250	1,266
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,132
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2019 (A)	3,475	3,839
Florida State, Municipal Power Agency, RB
Callable 10/01/2018 @ 100
5.250%, 10/01/2021	825	881
Florida State, Municipal Power Agency, RB
Pre-Refunded @ 100
5.250%, 10/01/2018 (A)	4,675	5,019
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,711
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,704
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,052
Jacksonville, Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,877
JEA, Electric System Revenue, Sub-Ser A, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2025	1,500	1,730
5.000%, 10/01/2026	1,395	1,600
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/2018	2,500	2,664
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,717

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	$1,800	$2,073
Miami Beach, Redevelopment Agency, RB
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,758
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	477
5.000%, 04/01/2031	910	1,006
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/2017	2,000	2,027
Miami-Dade County, School Board Foundation, Ser B, RB
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	7,949
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,524
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/2019	3,000	3,299
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,676
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,715

		99,871

Georgia — 3.0%
Athens-Clarke County, Unified Government Development Authority, University of Georgia Athletic Association Improvements Project, Ser B, RB
Callable 12/01/2016 @ 100
0.510%, 07/01/2035 (C) (F)	1,200	1,200
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	2,883
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (A)	6,950	7,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	$3,000	$3,462
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.939%, 01/01/2024 (C)	3,075	2,952
Clarke County, Hospital Authority, RB
5.000%, 07/01/2022	2,875	3,281
5.000%, 07/01/2024	1,075	1,242
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,920
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,678
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/2018 (A)	3,080	3,219
Henry County, Hospital Authority, Henry Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,858
5.000%, 07/01/2027	1,390	1,554
Main Street Natural Gas, Ser A, RB
5.500%, 09/15/2028	1,915	2,173
5.250%, 09/15/2020	3,740	4,074
Marietta, Development Authority, Life University Project, RB
Callable 06/15/2018 @ 100
6.250%, 06/15/2020	660	681
Municipal Electric Authority of Georgia, Sub- Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	2,500	2,867
Municipal Gas Authority of Georgia, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,113
Richmond County, Board of Education, GO
5.000%, 10/01/2017	1,600	1,654

		52,652

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	750	835

Hawaii — 0.4%
Hawaii State, Ser EH, RB
5.000%, 08/01/2020	4,500	5,014

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/2019 @ 100
5.000%, 07/01/2021	$2,500	$2,713

		7,727

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	621
4.000%, 04/01/2022	485	529
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,150
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	68

		2,368

Illinois — 6.7%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,265
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,451
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,434
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	3,775
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,664
Chicago, Airport Authority, O’Hare International Airport, Third Lien, Ser B, RB
5.000%, 01/01/2017	2,500	2,509
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,121
Chicago, Water Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,091
5.000%, 11/01/2034	1,500	1,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Water Revenue, Ser A, RB, AMBAC
Callable 01/03/2017 @ 100
5.000%, 11/01/2032	$5,500	$5,515
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2025	1,300	1,446
5.000%, 11/01/2026	1,820	2,030
Illinois State, Development Authority, Memorial Group Inc. Project, RB
Callable 11/01/2023 @ 100
7.125%, 11/01/2030	1,310	1,682
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,213
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,105
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2036	1,340	1,370
Illinois State, Finance Authority, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2031	2,580	2,922
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,121
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,151
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,184
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,109
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,482
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,981
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 12/22/2016 @ 100
6.250%, 06/01/2024	3,500	3,529

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.500%, 06/01/2023	$12,325	$13,835
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,470
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	3,041
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,840
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,351
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,189
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,441
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,371
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,605
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,687
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Ser B, RB
5.000%, 12/15/2022	2,745	3,021
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Ser B, RB
Callable 06/15/2022 @ 100
5.000%, 12/15/2028	1,580	1,657
Northern Illinois University, Auxiliary Project, RB, AGM
5.000%, 04/01/2017	1,285	1,300
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,503

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	$2,035	$2,247

		116,303

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,081
Indiana State, Finance Authority, Ser A, RB
5.000%, 12/01/2024	2,000	2,338
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,226
Indiana University, Student Fee Project, Ser S, RB
Pre-Refunded @ 100
5.000%, 08/01/2018 (A)	2,000	2,127
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/2020 @ 100
5.000%, 08/15/2023	3,315	3,670
Indianapolis, Local Public Improvement Bond Bank, AMT, RB
5.000%, 01/01/2023	5,750	6,505
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,660

		21,607

Iowa — 0.5%
Hills, Health Facilities, Mercy Hospital Project, RB
Callable 12/01/2016 @ 100
0.550%, 08/01/2035 (C) (F)	7,000	7,000
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2024	1,500	1,702

		8,702

Kansas — 1.0%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2029	6,175	7,233
Kansas State, Department of Transportation, Ser B, RB
0.757%, 09/01/2019 (C)	1,750	1,733

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/2020	$2,500	$2,802
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,480
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,410	1,389
Wyandotte County, Kansas City Unified Government, Vacation Village Project, Ser B, RB
6.070%, 06/01/2021 (E)	10	8

		17,645

Kentucky — 0.4%
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	7,250	7,777

Louisiana — 2.1%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,144
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,117
5.000%, 07/15/2027	1,750	1,946
Louisiana Public Facilities Authority, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,327
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC
Pre-Refunded @ 100
6.750%, 06/01/2018 (A)	3,600	3,896
Louisiana State, Public Facilities Authority, Pellets Incorporated Project, AMT, RB
7.000%, 07/01/2024 (B) (G)	1,410	754
Louisiana State, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,320
5.000%, 06/15/2030	1,500	1,690
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,082
5.000%, 07/01/2022	1,000	1,126

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2018 @ 100
5.500%, 05/15/2028	$8,500	$8,934
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,137
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,310
5.000%, 01/01/2032	2,100	2,280
5.000%, 01/01/2033	2,100	2,273

		37,336

Maryland — 2.1%
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/2019 @ 100
6.200%, 09/01/2022	1,335	1,468
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/2020 @ 100
5.375%, 06/01/2025	2,820	3,045
Maryland State, Economic Development Authority, AMT, RB
Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,109
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,281
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,472
5.000%, 07/01/2034	1,065	1,166
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	981
4.000%, 07/01/2036	1,000	976
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,806
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	3,750	4,088

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Ser A, GO
5.000%, 07/01/2020	$4,475	$4,995
5.000%, 11/01/2023	7,000	8,262
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,908

		36,557

Massachusetts — 4.2%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,750	3,147
Massachusetts State, College Building Authority, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/01/2019 (A)	3,140	3,442
5.375%, 05/01/2019 (A)	2,365	2,585
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2029	1,000	1,122
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/2018	3,075	3,197
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,640
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,240
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
5.000%, 10/01/2026	2,225	2,421
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,192
5.000%, 10/01/2041	2,250	2,297
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	2,765	3,032
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,442

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser A, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	$2,500	$2,952
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	1,860
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser N2, RB
Callable 12/01/2016 @ 100
0.520%, 08/15/2034 (C)	600	600
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,708
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,262
5.000%, 08/15/2030	6,400	7,148
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,581
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,427
Massachusetts State, Ser A-REMK, GO
Callable 12/01/2016 @ 100
0.500%, 03/01/2026 (C)	6,550	6,550
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/2017	3,000	3,135
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,665
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,623
Massachusetts State, Water Resources Authority, Ser C, RB
Callable 08/01/2026 @ 100
4.000%, 08/01/2036	3,270	3,336

		72,604

Michigan — 3.4%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,047
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,321

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/2017	$1,200	$1,243
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,631
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,107
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,779
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/2020	5,000	5,461
Michigan State, Finance Authority, Henry Ford Health System, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,415	1,536
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,620
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,057
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/2018	3,400	3,606
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/2018 @ 100
5.000%, 01/01/2022	1,250	1,300
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2021	7,000	7,402
Michigan State, RB
5.000%, 03/15/2027	3,480	4,041
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,195
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/2016	2,500	2,500
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior LIEN, AMT, RB, NATL
Callable 12/01/2017 @ 100
5.000%, 12/01/2022	1,500	1,555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	$1,300	$1,429
5.000%, 12/01/2031	1,800	1,972

		59,802

Minnesota — 1.8%
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B2, RB
Callable 12/01/2016 @ 100
0.540%, 11/15/2035 (C) (F)	1,000	1,000
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 11/15/2018 (A)	3,250	3,572
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	228
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	401
5.000%, 10/01/2027	600	679
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,174
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,671
Minnesota State, Various Purposes, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,000	2,264
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,813
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030 (C)	1,575	1,655
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (C)	1,535	1,702
Saint Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,262
5.000%, 05/01/2031	695	783
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/2017 (D)	4,240	4,354
University of Minnesota, Ser A, RB
Callable 12/01/2020 @ 100
5.250%, 12/01/2028	1,370	1,551

		31,109

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi — 0.4%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser C, RB
Callable 01/03/2017 @ 100
0.520%, 12/01/2030 (C)	$4,050	$4,050
Mississippi State, Business Finance Commission, Chevron USA Project, Ser D, RB
Callable 01/03/2017 @ 100
0.520%, 11/01/2035 (C)	700	700
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB
Callable 01/03/2017 @ 100
0.520%, 11/01/2035 (C)	2,000	2,000

		6,750

Missouri — 2.5%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,898
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,521
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/2017 (D)	20	20
Missouri State, Health & Educational Facilities Authority, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,123
4.000%, 11/15/2033	2,190	2,194
Missouri State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,271
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,875
Missouri State, Highway & Transportation Commission, Second Lien, RB
Pre-Refunded @ 100
5.250%, 05/01/2017 (A)	3,490	3,553
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	$1,850	$2,068
5.000%, 01/01/2028	1,400	1,564
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	5,846
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,776
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,548

		43,488

Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,222
Nebraska State, Public Power Generation Agency, Whelan Energy Center, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,072
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,765
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	4,015	4,517

		14,576

Nevada — 0.8%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,786
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	3,026
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,521
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	5,813

		14,146

New Hampshire — 0.3%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
1.136%, 10/01/2033 (C)	6,040	5,587

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 3.4%
New Jersey State, Economic Development Authority, Balance Refunding School Project, RB
5.000%, 09/01/2018	$935	$979
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	4,011
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,277
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/2020 @ 100
5.375%, 06/01/2025	1,450	1,564
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,852
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2028	1,250	1,281
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB
Callable 06/15/2019 @ 100
5.500%, 12/15/2029	3,020	3,151
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,121
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 09/01/2018 (D)	2,565	2,733
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	4,905
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	3,020	3,156
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	969

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, St. Joseph’s Healthcare System, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	$1,415	$1,464
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/2018	5,000	5,304
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/2017 @ 100
4.500%, 06/01/2023	2,220	2,238
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,115
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,301
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,416
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,447
Rutgers University, Ser J, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,762

		60,046

New Mexico — 0.5%
New Mexico State, Hospital Equipment Loan Council, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,272
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
Callable 02/01/2019 @ 100
1.070%, 11/01/2039 (C)	5,000	4,976
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
1.000%, 02/01/2019 (C)	1,865	1,859

		8,107

New York — 9.6%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.500%, 01/15/2020 (A)	3,500	4,016

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jefferson County, Industrial Development Agency, Black River Project, AMT, RB
5.250%, 01/01/2024 (B)	$160	$150
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,551
Metropolitan New York, Hudson Rail Yards Trust Obligations, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2056	5,380	5,812
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 05/15/2024 @ 100
5.000%, 11/15/2028	3,000	3,398
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,686
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 05/15/2018 @ 100
5.000%, 11/15/2027	1,850	1,944
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/2018 @ 100
6.500%, 11/15/2028	545	599
Metropolitan New York, Transportation Authority, Ser C, RB
Pre-Refunded @ 100
6.500%, 11/15/2018 (A)	2,315	2,553
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	5,653
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,092
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/16/2016 @ 100
5.000%, 12/01/2017	5,000	5,009
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 01/03/2017 @ 100
6.500%, 12/01/2028	3,500	3,600
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2020	5,000	5,522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	$2,325	$2,720
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/2019	2,750	2,958
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,220
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	5,062
5.000%, 08/01/2023	1,315	1,523
New York City, Ser E, GO
Callable 08/01/2019 @ 100
5.000%, 08/01/2021	3,125	3,387
5.000%, 08/01/2022	2,000	2,166
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,806
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	4,520	4,816
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,331
New York City, Sub-Ser I1, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,896
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 05/01/2017 @ 100
5.000%, 11/01/2018	950	966
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,402
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,791
5.000%, 02/01/2024	2,250	2,507
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,807
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,854

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	$1,320	$1,475
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,730
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/2018	2,530	2,671
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	283
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	699
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2023	2,135	2,382
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/2018 @ 100
6.500%, 12/01/2021	2,500	2,662
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,780
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,967
New York State, Dormitory Authority, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	959
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,110
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,446
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/2018 @ 100
5.000%, 06/15/2021	1,580	1,671

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	$2,000	$2,047
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	9,355	10,086
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,590
New York State, Thruway Authority, Ser A, RB
Callable 01/01/2026 @ 100
4.000%, 01/01/2038	1,000	1,007
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,394
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2020	6,750	7,338
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/2019	2,815	3,039
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	2,073
New York, New York, Sub-Ser H2, GO
Callable 12/01/2016 @ 100
0.570%, 01/01/2036 (C)	900	900
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
Pre-Refunded @ 100
4.625%, 07/01/2019 (A)	1,000	1,081
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB
Callable 06/03/2019 @ 100
0.703%, 01/01/2033 (C)	5,000	4,936
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,626
Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,069

		166,818

North Carolina — 1.3%
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2030	1,335	1,487
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,660

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Ser A, GO
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	$275	$305
North Carolina State, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (A)	850	945
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,781
North Carolina State, Water & Sewer System Revenue, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	5,000	5,948
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,245
University of North Carolina, Chapel Hill, RB
Pre-Refunded @ 100
5.000%, 12/01/2017 (A)	1,650	1,718

		22,089

Ohio — 1.9%
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,486
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,204
Kent State University, Ser B, RB, AGC
Callable 05/01/2019 @ 100
5.000%, 05/01/2021	205	221
Kent State University, Ser B, RB, AGC
Pre-Refunded @ 100
5.000%, 05/01/2019 (A)	2,295	2,487
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,817
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,088
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/2018 @ 100
5.250%, 01/01/2019	3,710	3,876
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,583
Ohio State, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,000	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Sewerage Revenue, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2029	$2,500	$2,918
5.000%, 06/01/2030	2,200	2,546
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,844
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (A)	3,595	3,963

		33,150

Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, AMT, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (C)	1,285	1,386

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/2019 (A)	3,000	3,260
Oregon State, Facilities Authority, Ser A, RB
5.000%, 06/01/2024	1,000	1,154
Oregon State, Facilities Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,698
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (A)	3,755	4,258
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,888

		14,258

Pennsylvania — 5.0%
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,443
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,474
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/2019 @ 100
5.250%, 11/01/2024	2,935	3,213
Bucks County, Industrial Development Authority, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,028

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100
7.125%, 07/01/2019 (A)	$1,500	$1,714
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/2017	3,000	3,080
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	765
5.000%, 07/01/2034	875	905
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 03/15/2017 (A)	2,510	2,540
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	1,940	2,263
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,099
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,932
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/15/2019 (A)	1,620	1,793
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/2017 @ 100
5.000%, 01/01/2022	935	957
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/2018 @ 100
5.000%, 07/01/2021	2,960	3,079
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,649
Pennsylvania State, GO, AGM
5.375%, 07/01/2017	4,200	4,310
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	2,680	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (D)	$3,120	$3,417
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/2018	5,000	5,288
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/2018	1,785	1,869
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,579
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2017	1,000	1,038
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,282
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,700
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,346
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,663
5.000%, 09/01/2030	8,000	8,547
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,238
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/2019 @ 100
5.500%, 09/15/2022	2,000	2,181
5.000%, 09/15/2028	2,610	2,807

		87,199

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	5,780

17	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building Authority, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	$1,405	$1,590
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,035	3,111

		10,481

South Carolina — 1.2%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,491
Charleston County, Ser D, GO
5.000%, 11/01/2025	3,745	4,509
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,862
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	5,000	5,673
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,380

		20,915

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	946
5.000%, 11/01/2028	900	1,016

		1,962

Tennessee — 0.8%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/2017	1,730	1,799
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,093
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2018	1,830	1,939
5.000%, 07/01/2020	1,100	1,224
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,563

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	$2,040	$2,292
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	1,650	1,816

		13,726

Texas — 10.7%
Aldine, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/2018 @ 100
5.000%, 02/15/2022	3,805	3,969
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,696
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,453
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,746
5.000%, 08/15/2033	6,500	7,098
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,185
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100
5.000%, 02/15/2026	2,085	2,275
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,042
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,736
Dallas, Independent School District, Ser B6, GO, PSF-GTD
5.000%, 02/15/2036 (C)	2,725	3,074
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,600
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,760

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	$1,975	$2,255
Gulf Coast, Industrial Development Authority, Exxon Mobil Project, RB
Callable 12/01/2016 @ 100
0.480%, 11/01/2041 (C)	600	600
Harris County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2021	1,000	1,128
5.000%, 11/15/2022	1,050	1,200
Harris County, Cultural Education Facilities Finance, Sub-Ser B1, RB
Callable 12/01/2016 @ 100
0.540%, 09/01/2031 (C) (F)	2,000	2,000
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,808
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,597
5.000%, 11/15/2030	3,310	3,675
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	5,660	6,478
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,185
Houston, Texas, Ser A, GO
5.000%, 03/01/2018	6,215	6,510
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,967
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,383
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,108
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/2018	2,000	2,104
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC
Callable 05/15/2018 @ 100
5.000%, 05/15/2021	2,000	2,102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North East, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 08/01/2017 (A)	$5,000	$5,137
North Texas Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,593
5.000%, 01/01/2033	995	1,114
5.000%, 01/01/2036	695	769
North Texas, Municipal Water District, RB
5.000%, 09/01/2022	5,000	5,756
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,573
North Texas, Tollway Authority, RB
Callable 01/01/2018 @ 100
6.000%, 01/01/2024	30	31
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,580
5.000%, 01/01/2034	4,785	5,269
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
6.000%, 01/01/2018 (A)	215	226
Plano Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,118
San Antonio, Public Service Board, RB
5.250%, 02/01/2024	6,000	7,124
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,738
Tarrant County, Cultural Education Facilities Finance, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,670
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,335
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	2,500	2,749
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	4,937
5.000%, 04/01/2029	3,000	3,426
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	5,000	5,797

19	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	$1,750	$2,046
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,564
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,841
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Pre-Refunded @ 100
5.000%, 04/01/2017 (A)	1,600	1,622
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	1,905	2,262
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,152
Trinity River Authority LLC, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	8,996
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,657
5.000%, 02/15/2021 (D)	105	118
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,678
West Travis County, Public Utility Agency, RB
Callable 08/15/2021 @ 100
5.000%, 08/15/2022	1,000	1,126

		186,738

Virginia — 1.9%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/2019 @ 100
5.000%, 05/01/2023	975	1,053
Fairfax County, Industrial Development Authority, Ser S, RB
5.000%, 05/15/2026	3,055	3,608
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Fairfax County, Sewer Revenue, Ser A, RB
Callable 07/15/2026 @ 100
5.000%, 07/15/2031	$1,000	$1,176
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,890
Virginia College Building Authority, Ser A, RB
5.000%, 02/01/2020	5,000	5,509
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,000	2,250
Virginia State, Ser B, GO
Pre-Refunded @ 100
5.000%, 06/01/2018 (A)	2,000	2,115
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,877
5.000%, 03/15/2025	5,285	6,206

		33,024

Washington — 3.1%
Energy Northwest, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,706
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,721
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,817
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,633
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,130
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,685	3,022
Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,684
Washington State, GO
5.000%, 07/01/2023	5,000	5,802
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/2025 @ 100
6.750%, 07/01/2035 (B)	355	359
6.500%, 07/01/2030 (B)	345	346

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	$5,000	$5,561
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,899
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,657
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,082
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,571
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/2019	3,000	3,261

		54,251

Wisconsin — 1.3%
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,258
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,329
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,847
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023	1,000	980
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,290	1,376
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/2026 @ 100
4.625%, 06/01/2036 (B)	1,305	1,151
Wisconsin State, Public Finance Authority, KU Campus Development Corporation Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	7,507
Wisconsin State, Public Finance Authority, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	$2,095	$2,199

		22,169

Total Municipal Bonds (Cost $1,740,585) ($ Thousands)		1,749,237

Total Investments — 100.2% (Cost $1,740,585) ($ Thousands) @		$1,749,237

Percentages are based on Net Assets of $1,746,458 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $9,443 ($ Thousands), representing 0.5% of the net assets of the Fund.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

(G)	Security is in default on interest payment.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

@ At November 30, 2016, the tax basis cost of the Fund’s investments was $1,740,585 ($ Thousands), and the unrealized appreciation and depreciation were $38,743 ($ Thousands) and $(30,091) ($ Thousands), respectively.

As of November 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

21	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.7%

Alabama — 1.7%
Chatom, Industrial Development Board Revenue Authority, PowerSouth Energy Cooperative Project, Ser A, RB
Callable 05/15/2017 @ 100
0.950%, 11/15/2038 (A)	$2,000	$1,998
Chatom, Industrial Development Board Revenue Authority, RB
Callable 02/01/2017 @ 100
0.875%, 08/01/2037 (A)	5,900	5,897
East Alabama, Health Care Authority, Ser B, RB
5.500%, 09/01/2033 (A)	1,000	1,067
Jefferson County, Ser C, GO
Callable 12/03/2018 @ 102
4.900%, 04/01/2021	995	1,037
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034 (A)	2,000	2,003
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
Callable 12/01/2016 @ 100
0.580%, 06/01/2034 (A)	6,550	6,550
Taylor-Ryan Improvement District, RB
Callable 12/01/2016 @ 100
0.860%, 11/01/2035 (A) (B)	5,460	5,460

		24,012

Alaska — 0.3%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,105
North Slope Borough, Ser B, GO
5.000%, 06/30/2017	3,000	3,069

		4,174

Arizona — 1.8%
Glendale, Union School District No. 205, School Improvement Project, Ser A, GO, BAM
2.000%, 07/01/2019	8,140	8,195
La Paz County, Excise Tax Refunding Judgment, RB, AGM
Callable 01/01/2018 @ 100
1.350%, 07/01/2019	1,610	1,585
1.200%, 07/01/2018	1,040	1,033
Maricopa County, Industrial Development Authority, RB
Callable 10/01/2017 @ 100
1.000%, 04/01/2019 (A)	12,075	12,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maricopa County, Unified School District No. 41 Gilbert, GO, BAM
3.000%, 07/01/2018	$585	$599
Maricopa County, Unified School District No. 41 Gilbert, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,068
Maricopa County, Unified School District No. 89 Dysart, GO, BAM
2.000%, 07/01/2017	500	503
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.750%, 09/01/2045 (A)	1,000	1,000

		25,994

California — 4.7%
ABAG, Finance Authority for Nonprofit, Sharp HealthCare Services, Ser D, RB
Callable 12/01/2016 @ 100
0.550%, 08/01/2035 (A) (B)	2,000	2,000
Bay Area, Toll Authority, Ser B, RB
Callable 10/01/2017 @ 100
1.500%, 04/01/2047 (A)	1,000	1,001
California State, Health Facilities Financing Authority, RB
Callable 12/01/2016 @ 100
0.460%, 09/01/2028 (A) (B)	17,100	17,100
California State, Infrastructure & Economic Development Bank, J. Paul Getty Trust, RB
Callable 01/03/2017 @ 100
0.830%, 04/01/2038 (A)	2,000	2,000
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	1,850	1,845
California State, Ser A1, GO
Callable 12/01/2016 @ 100
0.450%, 05/01/2034 (A) (B)	1,800	1,800
California State, Ser A2, RB
Callable 12/01/2016 @ 100
0.420%, 05/01/2034 (A) (B)	5,000	5,000
California State, Ser A3, GO
Callable 01/03/2017 @ 100
0.470%, 05/01/2033 (A) (B)	2,400	2,400
California State, Ser B, GO
Callable 12/19/2016 @ 100
1.310%, 05/01/2017 (A)	1,700	1,700
California State, Ser C3, GO
Callable 01/03/2017 @ 100
0.500%, 05/01/2033 (A) (B)	2,000	2,000
California State, Statewide Communities Development Authority, RB, AGM
0.970%, 07/01/2040 (A)	4,500	4,500

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Ser D, RB
0.900%, 07/01/2041 (A)	$5,425	$5,425
Irvine Ranch, Water District Authority, Ser B, SAB
Callable 12/01/2016 @ 100
0.460%, 10/01/2041 (A) (B)	200	200
Los Angeles, Department of Water & Power Authority, Sub-Ser B3, RB
Callable 01/03/2017 @ 100
0.460%, 07/01/2034 (A)	6,300	6,300
RBC Municipal Products Trust, Ser E63, RB
Callable 12/01/2016 @ 100
0.760%, 11/20/2020 (A) (B) (C)	3,500	3,500
Sacramento, Redevelopment Agency Successor Agency, Ser A, RB
4.000%, 12/01/2018	2,000	2,095
3.000%, 12/01/2017	1,000	1,017
Simi Valley, Unified School District, GO
5.000%, 08/01/2017	1,000	1,009
5.000%, 08/01/2018	1,000	1,042
5.000%, 08/01/2019	1,000	1,070
5.000%, 08/01/2021	1,000	1,108
South San Francisco, Unified School District, Ser D, BAN
1.675%, 05/15/2017 (D) (E)	2,550	2,539

		66,651

Colorado — 0.6%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Building Project, RB
Callable 01/03/2017 @ 100
0.500%, 12/01/2035 (A) (B)	100	100
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass-Through Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	985
Colorado-Northern, Infrastructure General Improvement District, GO, AGM
4.000%, 12/01/2016	600	600
Denver City & County, Welton Project, RB
Callable 01/03/2017 @ 100
0.650%, 04/01/2017	2,000	1,997
E-470, Public Highway Authority, RB
Callable 03/01/2017 @ 100
1.740%, 09/01/2039 (A)	2,105	2,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Park Creek Metropolitan District, TA
4.000%, 12/01/2017	$1,000	$1,023
4.000%, 12/01/2019	350	368
2.000%, 12/01/2016	700	700

		7,868

Connecticut — 2.3%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,957
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser X2, RB
0.900%, 07/01/2037 (A)	5,000	4,987
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
1.650%, 11/15/2017	1,100	1,101
Connecticut State, Ser A, GO
1.330%, 05/15/2017 (A)	3,000	3,004
Hamden, GO
3.000%, 08/15/2017	1,000	1,012
Hartford, Ser A, GO
2.000%, 12/01/2016	1,555	1,555
New Britain, BAN
2.000%, 03/23/2017	10,000	10,040
New Britain, Ser A, GO, BAM
5.000%, 03/01/2018	1,000	1,044
New Haven, GO
2.500%, 05/18/2017	3,000	3,016
New Haven, Ser A, GO
5.000%, 03/01/2017	425	429
New Haven, Ser A, GO, AGM
5.000%, 08/15/2018	2,750	2,897

		32,042

Delaware — 0.2%
Delaware State, Economic Development Authority, Various Gas Facilities, Ser C, RB
Callable 01/03/2017 @ 100
0.740%, 10/01/2028 (A)	1,000	1,000
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	858
4.000%, 06/01/2019	885	921

		2,779

District of Columbia — 2.3%
District of Columbia, Housing Finance Agency, Channing Phillips Project, RB
0.700%, 09/01/2017 (A)	3,250	3,247

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Housing Finance Agency, Pomeroy Gardens Apartments Project, RB
Callable 10/01/2017 @ 100
1.100%, 10/01/2018 (A)	$2,000	$1,998
District of Columbia, Housing Finance Agency, Portner Flats Apartments Project, RB
Callable 08/01/2018 @ 100
1.000%, 08/01/2019 (A)	27,000	26,774

		32,019

Florida — 4.2%
Central Florida, Expressway Authority, Senior Lien, BAN
Callable 01/01/2018 @ 100
1.625%, 01/01/2019	26,000	26,029
Escambia County, Solid Waste Authority, Gulf Power Company Project, RB
1.400%, 04/01/2039 (A)	6,750	6,758
Florida State, Housing Finance, Phoenix Apartments Project, Ser A, RB
Callable 04/01/2017 @ 100
0.900%, 10/01/2017	1,900	1,896
Florida State, Municipal Loan Council, 9B Design-Build-Finance Project, RB
1.950%, 02/15/2017	185	185
Florida State, Municipal Loan Council, RB
4.000%, 05/01/2017	1,000	1,012
Miami, Health Facilities Authority, Jewish Home and Hospital Project, RB
Callable 12/01/2016 @ 100
0.650%, 08/01/2026 (A) (B)	5,410	5,410
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
Callable 02/01/2018 @ 100
0.950%, 08/01/2019 (A)	2,000	1,983
Orlando, Greater Aviation Authority, Ser A, RB, AMT
5.000%, 10/01/2019	1,575	1,706
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,815
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	3,048
4.000%, 01/01/2018	2,270	2,332
4.000%, 01/01/2019	1,235	1,290
St. Johns County, School Board, COP
5.000%, 07/01/2018	3,000	3,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of North Florida, Financing Authority, Capital Improvement Housing Project, RB, AGM
5.000%, 11/01/2017	$2,130	$2,200

		59,836

Georgia — 2.7%
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/2029 (A)	8,200	8,265
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	2,017
1.800%, 10/01/2032 (A)	5,750	5,777
1.375%, 10/01/2032 (A)	1,300	1,302
Burke County, Development Authority, Plant Vogtle Project, RB
Callable 12/01/2016 @ 100
0.620%, 07/01/2049 (A)	2,000	2,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/2018	2,000	2,071
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/2049 (A)	2,500	2,506
Monroe County, Development Authority, Power Plant Project, RB
2.000%, 07/01/2025 (A)	4,805	4,822
Peach County, Development Authority, USG Real Estate Foundation LLC Project, RB
Callable 04/01/2018 @ 100
1.200%, 10/01/2018	7,750	7,693
Southeast Georgia, Consolidated Housing Authority, Cumberland Oaks Apartments Project, RB
0.630%, 03/01/2017	2,585	2,583

		39,036

Idaho — 0.1%
Idaho, Housing & Finance Association, Ser A, RB
Callable 12/02/2016 @ 100
0.670%, 01/01/2038 (A) (B)	1,600	1,600

Illinois — 7.1%
Bedford Park, RB
3.000%, 12/01/2017	485	489
3.000%, 12/01/2018	340	342
Bedford Park, Ser A, GO, AGM
3.000%, 12/15/2016	1,410	1,411
Bolingbrook, GO, AGM
3.000%, 01/01/2017	850	851

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser A2, GO
Callable 01/03/2017 @ 100
1.310%, 03/01/2035 (A)	$3,000	$2,940
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	1,000	1,061
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2018	3,000	3,118
5.000%, 01/01/2019	3,060	3,272
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2019	4,250	4,543
5.000%, 01/01/2020	3,000	3,277
Chicago, Park District, GO
4.000%, 01/01/2017	1,250	1,253
4.000%, 01/01/2018	1,000	1,024
Chicago, Park District, Ser B, GO
4.000%, 01/01/2017	1,120	1,123
4.000%, 01/01/2018	1,330	1,362
Chicago, Park District, Ser C, GO
4.000%, 01/01/2018	1,500	1,536
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,798
Chicago, Ser A, GO, AGM
5.000%, 01/01/2017	270	271
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	871
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2018	2,000	2,066
5.000%, 01/01/2019	1,750	1,847
5.000%, 01/01/2020	1,000	1,073
4.000%, 01/01/2017	1,390	1,393
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2018	4,600	4,862
5.000%, 11/01/2019	3,250	3,500
2.000%, 11/01/2017	2,350	2,360
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/2016	1,500	1,500
Cook County, High School District No. 205 Thornton Township, GO, AGC
5.500%, 12/01/2016	2,490	2,490
Cook County, Ser A, GO
5.000%, 11/15/2018	800	848
5.000%, 11/15/2019	2,465	2,657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Du Page Cook & Will Counties, Community College District No. 502, GO
Callable 06/01/2017 @ 100
5.000%, 06/01/2019	$2,730	$2,781
Eastern Illinois, Economic Development Authority, Providence at Thornberry & Sycamore Hills Projects, RB
Callable 12/22/2016 @ 100
0.850%, 07/01/2019 (A)	5,000	4,997
Illinois State, Finance Authority, Presbyterian Homes Project, Ser A, RB
1.250%, 05/01/2018	1,000	995
1.000%, 05/01/2017	1,000	999
Illinois State, Finance Authority, RB
5.000%, 08/15/2020	550	595
5.000%, 08/15/2021	400	435
Illinois State, Finance Authority, Ser A, RB
5.000%, 08/15/2017	510	525
Illinois State, Finance Authority, Ser A, RB
Callable 01/03/2017 @ 100
0.700%, 06/01/2033 (A) (B)	2,910	2,910
Illinois State, GO
5.000%, 08/01/2017	2,280	2,323
4.000%, 07/01/2018	1,150	1,173
Illinois State, GO, AGM
5.000%, 01/01/2017	4,000	4,013
Illinois State, GO, AGM
Callable 12/02/2016 @ 100
5.000%, 09/01/2017	2,000	2,000
Illinois State, Housing Development Authority, Meadow View Apartments Project, Ser A, RB
Callable 01/01/2017 @ 100
1.200%, 11/01/2019 (A)	1,500	1,498
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/2017	750	765
Joliet, Ser A, GO
3.000%, 12/15/2017	750	762
2.000%, 12/15/2016	805	805
Kane & DeKalb Counties, Community Unit School District No. 302, GO, AGM
Pre-Refunded @ 100
5.000%, 02/01/2017 (F)	1,000	1,007
Kane County, School District No. 129 West Aurora, GO, AGM
5.000%, 02/01/2017	5,105	5,138
5.000%, 02/01/2018	4,840	5,029
Lake County, Community Consolidated School District No. 50 Woodland, GO
4.000%, 01/01/2018	1,000	1,028

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.043%, 01/01/2021 (D)	$2,750	$2,463
Schaumburg, Park District, Ser A, GO
4.000%, 12/01/2016	3,235	3,235
Woodford McLean Counties, Community Unit School Dist No. 11, GO, AGM
2.500%, 12/01/2016	500	500

		101,147

Indiana — 1.4%
Evansville Housing, Consolidated RAD Projects, Ser A, RB
0.900%, 06/01/2018 (A)	2,000	1,994
Fort Wayne, Sewage Works Revenue, RB
2.000%, 08/01/2018	2,000	2,022
1.500%, 08/01/2017	2,000	2,007
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
1.150%, 10/01/2026 (A)	2,765	2,762
Indiana State, Housing & Community Development Authority, Ser 08A2, RB, GNMA/FNMA/FHLMC
Callable 01/03/2017 @ 100
0.780%, 07/01/2039 (A)	2,200	2,200
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/2017	365	373
Rockport, RB
1.750%, 06/01/2025 (A)	8,460	8,471

		19,829

Iowa — 1.9%
Buchanan County, People’s Memorial Hospital, RB
Callable 06/01/2018 @ 100
1.500%, 12/01/2018	2,750	2,725
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 12/01/2016 @ 100
0.780%, 04/01/2022 (A) (B)	5,000	5,000
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN
Callable 01/01/2018 @ 100
1.750%, 06/01/2018	4,000	3,990
Iowa State, Higher Education Loan Authority, RAN
Callable 03/01/2018 @ 100
1.000%, 09/01/2018	14,940	14,797

		26,512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 0.3%
Olath, Health Facilities Revenue Authority, Olath Medical Center Project, Ser B, RB
Callable 01/03/2017 @ 100
2.000%, 09/01/2037 (A)	$4,000	$4,003

Kentucky — 6.3%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/2017	1,060	1,065
Carroll County, RB
1.050%, 09/01/2042 (A)	8,000	7,816
Hazard, Appalachian Regional Health Care Project, BAN
1.000%, 12/01/2016	3,000	3,000
Kentucky State, Asset Liability Commission, Ser A, RB, NATL
0.994%, 11/01/2017 (A)	350	350
Kentucky State, Property & Building Commission, Ser A, RB
5.000%, 08/01/2020	1,100	1,211
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, BAN
5.000%, 07/01/2017	5,750	5,877
3.000%, 07/01/2017	1,750	1,760
Kentucky State, Rural Water Finance, Ser D1, RB
2.000%, 06/01/2017	20,000	20,108
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
1.150%, 06/01/2033 (A)	3,750	3,749
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
Callable 08/01/2019 @ 100
2.200%, 02/01/2035 (A)	1,300	1,310
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, Ser A, RB
1.650%, 10/01/2033	3,500	3,504
Pikeville, Educational Facilities Revenue Board, College Optometry Project, BAN
Callable 02/01/2017 @ 100
3.000%, 08/01/2017	4,000	4,008
Pikeville, Hospital Revenue Authority, Medical Center Project, BAN
2.000%, 03/01/2017	10,100	10,124
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/2026 (A)	10,750	10,709

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/2027 (A)	$15,000	$14,951

		89,542

Louisiana — 0.8%
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser B1, RB
2.200%, 10/01/2040 (A)	4,000	4,021
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,109
Parish of Bossier, Ser A, RB
2.000%, 07/01/2017	450	452
2.000%, 07/01/2018	2,325	2,344
Shreveport, Water & Sewer Revenue Authority, Ser A, RB, BAM
3.000%, 12/01/2016	3,490	3,490

		11,416

Maryland — 0.4%
Maryland State, Community Development Administration, Allendale Apartments Project, Ser I, RB
Callable 01/03/2017 @ 100
1.020%, 05/01/2017	3,200	3,195
Maryland State, Community Development Administration, Waverley View Apartments Project, Ser G, RB
Callable 05/01/2018 @ 100
1.150%, 02/01/2019	3,000	2,954

		6,149

Massachusetts — 1.2%
Haverhill, BAN
2.000%, 06/01/2017	13,675	13,751
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 07/01/2019	575	618
Massachusetts State, Housing Finance Agency, Ser A, RB
0.650%, 12/01/2016	10	10
Massachusetts State, Ser D2, GO
Callable 02/01/2017 @ 100
0.860%, 08/01/2043 (A)	2,500	2,494

		16,873

Michigan — 2.8%
Chelsea, School District, GO
4.000%, 05/01/2017	1,425	1,443
East Lansing, School District, GO
5.000%, 05/01/2017	650	661
5.000%, 05/01/2018	400	420

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Forest Hills, Public Schools, GO
5.000%, 05/01/2018	$2,000	$2,102
5.000%, 05/01/2019	1,425	1,537
4.000%, 05/01/2017	2,150	2,177
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	4,912
Hartland, Consolidated Schools, GO
2.000%, 08/21/2017	2,160	2,169
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/2018	725	762
Livonia, Public School District, GO, BAM
5.000%, 05/01/2018	850	890
4.000%, 05/01/2017	955	966
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,965
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	500	544
5.000%, 11/15/2020	500	553
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	2,275	2,399
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
Pre-Refunded @ 100
0.950%, 02/01/2018 (A) (F)	390	388
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,855	1,822
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, RB
0.950%, 11/15/2033 (A)	6,775	6,749
Southgate Community, School District, GO, BAM
5.000%, 05/01/2017	1,000	1,017
West Bloomfield, School District, GO
4.000%, 05/01/2018	1,725	1,784
Woodhaven-Brownstown County, School District, GO
4.000%, 05/01/2018	1,790	1,856
4.000%, 05/01/2019	2,140	2,257
3.000%, 05/01/2017	630	636

		40,009

Minnesota — 4.1%
Minnesota State, Higher Education Facilities Authority, St. Olaf College Project, Ser 8G, RB
3.000%, 12/01/2016	1,035	1,035

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Cathedral Hill Project, Ser A, RB
Callable 01/03/2017 @ 100
0.800%, 02/01/2017	$2,500	$2,499
Minnesota State, Housing Finance Agency, Ser A, RB
Callable 08/01/2017 @ 100
0.900%, 02/01/2018	2,400	2,387
Minnesota State, Housing Finance Agency, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	480	473
Minnesota State, Ser A, GO
5.000%, 08/01/2022	13,070	15,154
Pipestone County, Medical Center Revenue Authority, BAN
Callable 01/03/2017 @ 100
0.850%, 05/01/2017	3,000	3,000
St. Paul, Housing & Redevelopment Authority, Ser A, RB, NATL
Callable 11/15/2017 @ 100
5.000%, 11/15/2020	1,410	1,461
Staples, United Hospital District, Healthcare Facilities Authority, Lakewood Health System Project, GO
Callable 06/01/2018 @ 100
1.200%, 12/01/2018	21,335	21,210
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, Ser A, RB
Callable 06/01/2018 @ 100
1.300%, 12/01/2018	11,000	10,938

		58,157

Mississippi — 1.2%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 05/01/2017 @ 100
0.950%, 05/01/2037 (A)	2,250	2,249
Mississippi State, Business Finance, Gulf Opportunity Zone Industrial Development, Ser K, RB
Callable 01/03/2017 @ 100
0.550%, 11/01/2035 (A)	1,750	1,750
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/2040 (A)	2,000	2,003
Mississippi State, Business Finance, Waste Management Project, RB
1.000%, 07/01/2017	5,885	5,880
Mississippi State, Business Finance, Waste Management Project, AMT, RB
1.375%, 03/01/2027 (A)	750	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2018	$595	$622
5.000%, 04/01/2019	1,650	1,768
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
1.400%, 09/01/2022 (A) (C)	2,000	1,997

		17,019

Missouri — 0.3%
Missouri State, Health & Educational Facilities Authority, Ser B2, RB
Callable 12/01/2016 @ 100
0.490%, 10/01/2035 (A) (B)	1,150	1,150
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
Callable 12/01/2016 @ 100
0.490%, 07/01/2032 (A)	2,500	2,500
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,320

		4,970

Montana — 1.3%
Livingston, Health Care Project, RAN
1.000%, 12/01/2016	14,000	14,000
Montana State, Board of Investment Authority, Inter Capital Projects, RB
Callable 03/01/2017 @ 100
0.520%, 03/01/2028 (A)	5,000	5,000

		19,000

Nebraska — 0.2%
Central Plains Energy Project No. 1, RB
1.124%, 12/01/2017 (A)	600	597
Nebraska State, Public Power District, RB
4.000%, 01/01/2018	575	592
Scotts Bluff County, Hospital Authority, RB
5.000%, 02/01/2019	500	527
4.000%, 02/01/2018	300	307
3.000%, 02/01/2017	750	752

		2,775

Nevada — 0.1%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,729

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	2,600	2,618

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	$400	$408

		3,026

New Jersey — 9.2%
Barnegat Township, TAN
1.250%, 12/01/2016	4,500	4,500
Brick Township, Ser B, GO
1.000%, 12/15/2016	1,615	1,615
Burlington County, Bridge Commission, Ser B, RAN
2.000%, 04/26/2017	3,000	3,012
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2017	1,300	1,310
Clark Township, GO
2.000%, 03/17/2017	4,200	4,209
East Brunswick Township, BAN
2.000%, 03/17/2017	3,583	3,593
1.000%, 01/13/2017	7,606	7,604
East Rutherford, BAN
1.500%, 03/16/2017	4,614	4,617
Glassboro, Ser A, BAN
1.100%, 01/12/2017	7,444	7,443
Hammonton, GO
2.000%, 11/22/2017	3,353	3,374
Hudson County, Improvement Authority, Ser A1, RAN
2.250%, 04/19/2017	4,600	4,620
Hudson County, Improvement Authority, Ser B1, RAN
2.000%, 06/27/2017	2,990	3,006
Little Egg Harbor Township, Ser A, BAN
1.000%, 02/02/2017	7,944	7,942
Millstone Township, BAN
1.000%, 02/16/2017	7,154	7,152
New Jersey State, Economic Development Authority, RB
5.250%, 09/01/2019	540	573
New Jersey State, Economic Development Authority, RB
Callable 12/22/2016 @ 100
1.290%, 02/01/2017 (A)	3,100	3,100
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/15/2017	1,915	1,947
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2016	2,050	2,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, NCC Manor Project, Ser K, RB
Callable 08/01/2017 @ 100
1.050%, 02/01/2018 (A)	$3,000	$2,995
New Jersey State, Housing & Mortgage Finance Agency, Passaic Housing Authority Project, RB
Callable 01/15/2017 @ 100
1.000%, 01/15/2019 (A)	5,040	5,031
New Jersey State, Housing & Mortgage Finance Agency, RB
1.200%, 10/01/2019	4,410	4,391
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 11/01/2017 @ 100
0.950%, 03/01/2018 (A)	3,000	2,992
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,496
1.050%, 05/01/2018	6,560	6,521
1.000%, 11/01/2017	1,500	1,497
0.850%, 05/01/2017	5,000	4,993
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2017	1,200	1,238
5.000%, 06/15/2019	1,500	1,585
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2018	2,500	2,607
New Jersey State, Turnpike Authority, Ser E, RB
1.180%, 01/01/2023 (A)	3,000	3,000
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	315	324
Newark, Ser A, TAN
2.500%, 02/15/2017	2,000	2,003
Ocean Township, Board of Education, GO
2.000%, 03/01/2017	294	295
Sussex County, Municipal Utilities Authority, BAN
2.000%, 12/01/2016	1,920	1,920
Trenton, GO, BAM
2.000%, 12/01/2016	1,000	1,000
West Orange Township, GO
2.000%, 04/13/2017	2,402	2,410
Winslow Township, Ser C, BAN
1.250%, 12/29/2016	2,945	2,945
Woodbury, Ser A, BAN
2.000%, 12/15/2016	7,300	7,303

		131,213

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

New Mexico — 0.5%
Farmington, Pollution Control, El Paso Electric Company Project, RB
1.875%, 06/01/2032 (A)	$1,500	$1,498
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
0.933%, 08/01/2017 (A)	5,000	5,004

		6,502

New York — 14.9%
Adirondack, Central School District, BAN
1.500%, 07/20/2017	2,041	2,043
Akron, Central School District, BAN
2.000%, 06/22/2017	1,000	1,006
Binghamton, School District, TAN
1.500%, 01/31/2017	2,000	2,001
Binghamton, Ser C, BAN
1.250%, 01/27/2017	5,063	5,064
Brooklyn Arena, Local Development Authority, Barclays Center Project, Ser A, RB
5.000%, 07/15/2017	250	256
East Hampton, Town Housing Authority, RAN
2.000%, 02/24/2017	1,600	1,603
Eaton Vance, Municipal Income Trust, AMT, RB
Callable 03/01/2017 @ 101
2.060%, 09/01/2019 (A) (C)	3,000	2,993
Evans, Ser A, BAN
1.500%, 06/09/2017	4,470	4,471
Greater Southern Tier, Board of Cooperative Educational Services District, GO
2.000%, 06/30/2017	13,085	13,135
Guilderland, Central School District, Ser A, BAN
1.000%, 06/30/2017	18,485	18,471
Hamburg, BAN
2.000%, 07/06/2017	2,000	2,010
Hempstead, GO
2.000%, 12/16/2016	2,000	2,001
Henrietta Fire District, BAN
1.050%, 08/16/2017	4,200	4,186
Hornell, School District, BAN
2.000%, 06/22/2017	6,500	6,522
Le Roy, Central School District, BAN
1.500%, 07/20/2017	6,318	6,325
Lockport, GO
1.000%, 12/14/2016	9,125	9,125
Long Beach, BAN
1.500%, 02/16/2017	2,000	2,001
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/2016 @ 100
5.000%, 12/01/2017	2,780	2,780
Malone, Central School District, Ser A, BAN
1.500%, 06/30/2017	15,100	15,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Marathon, Central School District, BAN
2.000%, 06/09/2017	$8,475	$8,511
Metropolitan New York, Transportation Authority, Ser D2, RB
Callable 05/15/2017 @ 100
0.920%, 11/15/2044 (A)	4,000	3,996
Metropolitan New York, Transportation Authority, Ser D2, RB
Callable 08/15/2019 @ 100
4.000%, 11/15/2034 (A)	3,000	3,168
Metropolitan New York, Transportation Authority, Ser G1, RB
Callable 05/01/2019 @ 100
0.713%, 11/01/2032 (A)	1,100	1,087
Nassau, Health Care, RAN
2.000%, 01/17/2017	2,000	2,002
New Paltz, Central School District, BAN
1.000%, 03/01/2017	15,000	14,995
New York City, GO
Callable 12/01/2016 @ 100
0.550%, 08/01/2044 (A)	2,000	2,000
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 05/15/2019 @ 100
1.450%, 05/01/2050 (A)	1,005	982
New York City, Ser C4, GO, AGC
0.890%, 10/01/2027 (A)	350	350
New York City, Ser I3, GO
Callable 12/01/2016 @ 100
0.550%, 04/01/2036 (A) (B)	150	150
New York City, Ser J, GO, AGM
0.740%, 06/01/2036 (A)	2,425	2,425
New York City, Sub-Ser G6, GO
Callable 12/01/2016 @ 100
0.590%, 04/01/2042 (A) (B)	3,600	3,600
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 12/01/2016 @ 100
0.520%, 02/01/2045 (A)	2,700	2,700
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A3, RB
Callable 12/01/2016 @ 100
0.700%, 08/01/2022 (A)	1,900	1,900
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser C3, RB
0.780%, 08/01/2031 (A)	500	500
New York City, Water & Sewer System, RB
Callable 12/15/2016 @ 100
0.700%, 06/15/2032 (A)	1,500	1,500

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
1.200%, 10/01/2028 (A)	$1,100	$1,100
New York State, Environmental Facilities, Ser S, RB
2.750%, 07/01/2017	710	716
New York State, Housing Finance Agency, RB
Callable 12/01/2016 @ 100
0.700%, 05/01/2048 (A) (B)	3,300	3,300
New York State, Housing Finance Agency, Ser A, RB
Callable 12/01/2016 @ 100
0.520%, 05/01/2042 (A) (B)	500	500
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,752
1.100%, 05/01/2019	3,000	2,952
0.950%, 11/01/2018	7,900	7,815
Oakfield, BAN
2.000%, 03/23/2017	3,763	3,771
Olean, BAN
2.000%, 06/15/2017	6,799	6,823
Oyster Bay, Ser A, BAN
2.750%, 02/03/2017	4,000	4,004
Rockland County, Ser A, BAN
2.000%, 12/01/2016	500	500
Rockland County, Ser A, GO, AGM
5.000%, 03/01/2017	1,375	1,388
Schoharie County, Ser A, BAN
1.000%, 02/10/2017	13,300	13,300
Southern Cayuga, Central School District, BAN
2.000%, 06/23/2017	4,610	4,634
Tompkins County, Development, Cortland Community College, RB
5.000%, 07/01/2017	1,005	1,020

		212,558

North Carolina — 0.5%
Greensboro, Housing Authority, Claremont Courts Project, RB
Callable 01/03/2017 @ 100
0.950%, 11/01/2017 (A)	3,000	2,997
North Carolina State, Grant Anticipation Vehicle, RB
Callable 09/01/2017 @ 100
4.000%, 03/01/2023 (A)	2,000	2,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser A, RB
Callable 12/01/2016 @ 100
0.580%, 10/01/2035 (A)	$1,540	$1,540

		6,577

North Dakota — 0.1%
Hazen, Sakakawea Medical Center Project, BAN
Callable 01/03/2017 @ 100
2.500%, 07/01/2017	2,000	2,000

Ohio — 4.1%
American Municipal Power, RB
2.000%, 10/19/2017	7,685	7,728
Crawford County, Avita Health System Project, RB
Callable 05/01/2017 @ 100
1.430%, 11/01/2017	12,325	12,328
Cuyahoga, Metropolitan Housing Authority, RB
1.000%, 09/01/2019	4,450	4,407
Forest Park, BAN
1.500%, 08/23/2017	2,600	2,603
Franklin County, Poindexter Phase IIA Project, RB Callable 04/01/2017 @ 100
1.100%, 12/01/2018 (A)	2,000	1,996
Hamilton County, Cincinnati Children’s Hospital Project, RB
5.000%, 05/15/2018	450	474
4.000%, 05/15/2017	785	796
Hamilton County, RB
4.000%, 01/01/2018	280	287
4.000%, 01/01/2019	550	570
4.000%, 01/01/2020	575	600
Kettering, School District, GO
5.000%, 12/01/2017	1,000	1,026
5.000%, 12/01/2018	1,000	1,055
Lancaster, Port Authority, RB
0.963%, 08/01/2018 (A)	1,335	1,329
0.813%, 02/01/2017 (A)	3,000	3,000
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/2017	555	563
Lorain County, Ser B, GO
1.250%, 11/09/2017	2,500	2,504
Marietta, BAN
1.500%, 05/12/2017	3,477	3,481
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/2034 (A)	4,000	1,915

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
Callable 09/01/2018 @ 100
2.250%, 09/01/2033 (A)	$1,255	$1,267
Ohio State, Housing Finance Agency, Multi- Family Cutter Apartment Project, Ser A, RB
Callable 12/06/2016 @ 100
0.750%, 01/01/2017	1,200	1,200
Ohio State, Housing Finance Agency, Multi-Family Northland Village Apartment Project, RB
Callable 05/01/2017 @ 100
1.000%, 05/01/2019 (A)	3,000	2,992
Tipp City, Ser A, BAN
1.200%, 02/15/2017	3,000	2,999
Trenton, GO
Callable 01/03/2017 @ 100
1.340%, 11/17/2017	1,100	1,098
Warrensville Heights, COP
2.500%, 12/14/2016	1,500	1,500

		57,718

Oklahoma — 2.0%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/2017	1,065	1,083
Cleveland County, Justice Authority, Detention Facility Project, RB
3.000%, 03/01/2017	900	904
Logan County, Independent School District No. 1 Guthrie Building, GO
4.000%, 08/01/2020	1,000	1,059
Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2018	6,400	6,270
0.050%, 06/01/2019	4,105	3,935
Oklahoma, Housing Finance Agency, Savanna Landing Apartments Project, RB
Callable 07/01/2018 @ 100
0.850%, 07/01/2019 (A)	3,000	2,974
Tulsa Airports, Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/2017	1,090	1,104
Tulsa County, Independent School District No. 3 Broken Arrow, GO
3.000%, 04/01/2019	2,830	2,918

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tulsa County, Industrial Authority, Indian Springs Apartments Project, RB
Callable 01/01/2018 @ 100
0.850%, 09/01/2019	$7,885	$7,837

		28,084

Pennsylvania — 5.8%
Allegheny County, Hospital Development Authority, Ser A, RB
5.000%, 05/15/2017	1,000	1,019
Armstrong, School District, GO
Callable 03/15/2019 @ 100
2.375%, 03/15/2020	715	721
Beaver County, Industrial Development Authority, Pollution Control, Ser B, RB
2.500%, 12/01/2041 (A)	1,000	590
Bethlehem, Area School District, Ser AA, GO, AGC
Callable 04/15/2019 @ 100
4.000%, 10/15/2019	850	886
Capital Region Water, Ser A, RB
5.000%, 07/15/2019	1,350	1,457
Chester County, Industrial Development Authority, University Student Housing Project, BAN
Callable 01/03/2017 @ 100
0.650%, 02/01/2017	2,000	2,000
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2018	500	513
4.000%, 01/01/2019	535	558
3.000%, 01/01/2017	400	401
Dover Area School District, GO
4.000%, 04/01/2020	1,050	1,116
Downingtown Area School District, GO
Callable 11/01/2018 @ 100
1.260%, 05/01/2030 (A)	2,000	2,002
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	444
3.000%, 12/01/2017	285	290
Hempfield Area, School District, GO
4.000%, 10/15/2017	900	922
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
0.900%, 02/15/2027 (A)	13,000	12,983
0.900%, 09/01/2029 (A)	5,580	5,571
Penn Hills, School District, GO, BAM
3.000%, 10/01/2017	1,000	1,010

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania Housing Finance Agency, RB
Callable 01/01/2017 @ 100
0.750%, 01/01/2018	$3,000	$2,999
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/2021 (A)	3,000	2,999
Pennsylvania State, Economic Development Financing Authority, AMT, RB
1.150%, 06/01/2044 (A)	3,700	3,700
Pennsylvania State, GO
5.000%, 02/01/2019	3,045	3,258
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Messiah College Project, Ser I3, RB
1.200%, 11/01/2031 (A)	2,570	2,565
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Mount Aloysius Project, RB
1.250%, 11/01/2041 (A)	1,500	1,497
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, York College Project, RB
1.350%, 05/01/2034 (A)	2,500	2,492
Pennsylvania State, Higher Educational Facilities Authority, East Stroudsburg Student Housing Project, Ser 1B, BAN
Callable 08/01/2017 @ 100
0.875%, 02/01/2018	5,000	4,972
Pennsylvania State, Higher Educational Facilities Authority, RB
1.000%, 05/01/2030 (A)	2,680	2,678
Pennsylvania State, Public School Building Authority, RB
5.000%, 06/01/2017	1,500	1,526
Pennsylvania State, RB, AGM
4.000%, 11/01/2018	1,945	2,022
3.000%, 11/01/2017	1,000	1,012
Pennsylvania State, Turnpike Commission, Ser B1, RB
Callable 06/01/2017 @ 100
1.010%, 12/01/2017 (A)	4,000	3,991
Philadelphia Gas Works, RB
4.000%, 08/01/2017	2,000	2,038
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2017	525	532
Upper Darby, GO, AGM
Callable 01/03/2017 @ 100
2.250%, 10/01/2017	310	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington County, Hospital Authority, RB
0.800%, 07/01/2031 (A) (B)	$3,000	$2,993
0.800%, 07/01/2037 (A) (B)	6,000	5,987
York County, GO
Callable 01/03/2017 @ 100
0.719%, 06/01/2033 (A)	1,890	1,889

		81,943

Rhode Island — 0.9%
Rhode Island State, Commerce, RB
5.000%, 06/15/2019	1,000	1,078
Rhode Island State, Health & Educational Building Authority, Providence College Project, RB
4.000%, 11/01/2017	500	512
Rhode Island State, Health & Educational Building Authority, Public Schools Board Project, RB
4.000%, 05/15/2017	1,650	1,671
Rhode Island State, Health & Educational Building Authority, RB, AGM
3.000%, 05/15/2018	4,000	4,078
Rhode Island State, Housing & Mortgage Finance, RB
Callable 04/01/2018 @ 100
1.260%, 10/01/2045 (A)	2,000	1,998
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	1,805	1,781
1.200%, 10/01/2018	1,495	1,482
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/2016	900	900

		13,500

South Carolina — 1.4%
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,798
4.000%, 12/01/2017	1,130	1,157
South Carolina State, Housing Finance & Development Authority, RB
0.750%, 01/01/2019	9,800	9,798
South Carolina State, Housing Finance & Development Authority, RB
Callable 02/01/2018 @ 100
0.900%, 08/01/2019 (A)	6,745	6,683
Sumter Two School Facilities, RB, BAM
2.000%, 12/01/2016	1,000	1,000

		20,436

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota — 0.6%
Puttable Floating Option Tax-Exempt Receipts, GO
Callable 01/03/2017 @ 100
1.210%, 12/01/2022 (A) (C)	$7,435	$7,435
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2017	500	509
3.000%, 11/01/2018	500	515

		8,459

Tennessee — 0.5%
Sevier County, Health Educational & Housing Facilities Board, Ser R, RB
Callable 01/03/2017 @ 100
0.850%, 09/01/2017	5,000	4,998
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/2018	2,000	2,076

		7,074

Texas — 8.2%
Alamito, Public Facilities, HACEP RAD Conversion Program Project, RB
Callable 04/01/2017 @ 100
1.000%, 10/01/2018 (A)	3,800	3,790
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.350%, 02/15/2038 (A)	10,000	9,995
Cypress-Fairbanks, Independent School District, Ser B1, GO, PSF-GTD
0.900%, 02/15/2040 (A)	3,000	2,968
Dallas, Independent School District, Ser B3, GO, PSF-GTD
5.000%, 02/15/2036 (A)	5,000	5,360
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/2017	2,000	2,070
Del Rio, GO, BAM
4.000%, 06/01/2017	980	993
4.000%, 06/01/2018	440	456
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/2037 (A)	2,000	1,999
Energy Acquisition Public Facility, RB
5.250%, 08/01/2018	2,000	2,113
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.900%, 08/01/2040 (A)	2,000	1,983

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgetown Independent School District, Ser B, GO, PSF-GTD
2.500%, 08/01/2041 (A)	$2,330	$2,349
Harris County-Houston, Sports Authority, Ser C, RB
4.000%, 11/15/2017	545	558
Houston, Independent School District, GO, PSF-GTD
1.700%, 06/01/2030 (A)	1,065	1,070
Houston, Independent School District, Ser A1B, BAN, PSF-GTD
1.500%, 06/09/2017 (A)	8,430	8,640
Houston, Independent School District, Ser A2, GO, PSF-GTD
4.000%, 06/01/2039 (A)	21,025	21,332
Houston, Independent School District, Ser B, GO, PSF-GTD
0.950%, 06/01/2035 (A)	1,400	1,399
Lamar, Consolidated Independent School District, Ser A, RB
1.050%, 08/15/2047 (A)	2,100	2,086
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/2018	2,200	2,320
Mansfield, Independent School District, GO, PSF-GTD
1.750%, 08/01/2042 (A)	1,230	1,235
New Hope, Cultural Education Facilities Finance, Student Housing Construction Project, RAN
Callable 08/01/2017 @ 100
1.000%, 02/01/2018	5,900	5,879
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 02/01/2017 @ 100
1.420%, 08/01/2040 (A)	1,690	1,627
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2018	500	520
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045 (A)	3,250	3,263
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
Callable 12/01/2016 @ 100
0.680%, 04/01/2040 (A)	1,000	1,000
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
Callable 12/01/2016 @ 100
0.680%, 04/01/2040 (A)	1,000	1,000
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.000%, 12/01/2027 (A)	3,820	3,850

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Housing Trust Finance, Freedom Hills Ranch Apartments Project, RB
Callable 07/01/2017 @ 100
1.000%, 01/01/2018	$2,000	$1,991
San Antonio, Public Service Board, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	3,008
Starr County, GO, AMBAC
Callable 01/03/2017 @ 100
4.000%, 08/15/2017	500	501
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB
Callable 02/01/2018 @ 100
1.000%, 08/01/2018	2,900	2,878
Texas State, Department of Housing & Community Affairs, Chisolm Trace Cheyenne Village Apartment Project, RB
Callable 06/01/2017 @ 100
0.800%, 06/01/2018 (A)	6,750	6,750
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/2016	1,805	1,808
Texas State, Municipal Gas Acquisition & Supply II, RB
1.030%, 09/15/2017 (A)	260	259
Texas State, Various Water Financial Assistance, Ser B2, GO
Callable 08/01/2017 @ 100
2.000%, 08/01/2025 (A)	3,125	3,133
Texas State, Various Water Financial Assistance, Ser S, GO
Callable 01/03/2017 @ 100
2.000%, 08/01/2029 (A)	2,205	2,199
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD
Callable 02/15/2017 @ 100
1.100%, 02/15/2043 (A)	2,395	2,348
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/2017	580	585
Williamson County, GO
1.450%, 08/15/2034 (A)	2,000	1,999

		117,314

Vermont — 0.1%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	1,220	1,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.3%
American Municipal Power, Bedford Electric Systems Project, BAN
1.250%, 03/28/2017	$4,385	$4,385

Washington — 0.5%
Energy Northwest, Wind Project, RB
5.000%, 07/01/2017	750	767
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/2017	500	518
5.000%, 11/15/2018	655	699
Washington State, Motor Vehicle Fuel Tax, Ser B, GO
5.000%, 08/01/2022	5,000	5,754

		7,738

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Shepherd University Foundation, BAN
Callable 08/01/2017 @ 100
1.200%, 02/01/2018	4,250	4,242

Wisconsin — 1.3%
Brown & Kewaunee Counties, Luxemburg- Casco School District, RB
Callable 04/17/2017 @ 100
2.000%, 07/17/2017	3,410	3,423
Janesville, GO
1.500%, 02/01/2017	2,140	2,142
Wisconsin State, Ser B, GO
5.000%, 05/01/2022	10,865	12,469

		18,034

Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 4, RB, AMT
1.150%, 06/01/2017	400	400

Total Municipal Bonds (Cost $1,456,540) ($ Thousands)		1,447,570

Total Investments — 101.7% (Cost $1,456,540) ($ Thousands) @		$1,447,570

Percentages are based on Net Assets of $1,423,498 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Short Duration Municipal Fund (Concluded)

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $15,925 ($ Thousands), representing 1.1% of the net assets of the Fund.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AICUP — Association of Independent Colleges & Universities of Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HACEP — Housing Authority of the City of EI Paso

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAD — Rental Assistance Demonstration Project

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

@ At November 30, 2016, the tax basis cost of the Fund’s investments was $1,456,540 ($ Thousands), and the unrealized appreciation and depreciation were $285 ($ Thousands) and $(9,255) ($ Thousands), respectively.

As of November 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.2%

California — 97.5%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,403
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,638
5.000%, 10/01/2023	2,160	2,490
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	1,000	1,135
Burbank, Redevelopment Agency Successor Agency, RB, BAM
5.000%, 12/01/2023	625	723
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Pre-Refunded @ 100
5.000%, 05/01/2018 (A)	1,845	1,946
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/2019	1,390	1,506
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,426
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/2018 (B)	260	276
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	347
5.000%, 10/01/2025	400	473
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2020	505	547
4.000%, 10/01/2021	500	547
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	252
5.000%, 09/01/2021	325	370
5.000%, 09/01/2022	800	924
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	785	888

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	$650	$764
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	942
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/2019	1,250	1,377
California State, GO
5.000%, 09/01/2025	1,500	1,772
5.000%, 09/01/2026	2,000	2,377
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,835
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,366
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	453
5.000%, 06/01/2026	350	389
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,129
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	562
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019 (B)	560	584
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/2018 @ 100
5.250%, 08/15/2022	3,500	3,729
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,157

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser A, RB
Callable 12/01/2016 @ 100
0.450%, 09/01/2037 (C) (D)	$2,800	$2,800
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB
Callable 12/01/2016 @ 100
0.450%, 09/01/2037 (C) (D)	2,000	2,000
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	400
5.000%, 02/01/2024	500	577
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,137
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019 (B)	895	933
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/15/2019 (A)	1,295	1,412
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,155
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,112
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,753
California State, School Finance Authority, RB
5.000%, 08/01/2023 (E)	825	913
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,138
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	229
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,663
5.000%, 05/15/2024	1,445	1,607

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	$500	$558
5.000%, 10/01/2022	500	565
5.000%, 10/01/2023	500	569
California State, Statewide Communities Development Authority, Jewish Home Project, Ser S, RB
Callable 01/03/2017 @ 100
2.500%, 08/01/2020	2,250	2,251
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,000	3,244
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	573
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,347
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,157
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,499
5.000%, 10/01/2020	5,000	5,590
5.000%, 12/01/2023	2,295	2,682
California State, Various Purposes, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2022	5,000	5,498
California State, Various Purposes, GO
Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,097
California State, Various Purposes, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2023	5,000	5,755
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,213
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,788
Contra Costa, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (A)	3,015	3,340
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/2018	500	535
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	3,935

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	$845	$942
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,572
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,737
4.000%, 06/01/2021	1,500	1,638
Eastern California, Municipal Water District, Ser A, RB
5.000%, 07/01/2026	1,000	1,187
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	539
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,173
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,081
5.000%, 06/01/2021	1,000	1,116
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,723
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,177
Imperial, Irrigation District Electric System Revenue Authority, Ser A, RB
5.000%, 11/01/2019	1,020	1,121
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	857
5.000%, 11/01/2025	1,000	1,176
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	734
Jurupa, Public Financing Authority, Ser A, RB
5.000%, 09/01/2019	475	516
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,112
Long Beach, Community College District, Ser B, GO
Callable 08/01/2022 @ 100
5.000%, 08/01/2025	2,000	2,259
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,175
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,719

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	$520	$570
5.000%, 05/15/2022	900	998
5.000%, 05/15/2023	700	780
Long Beach, Unified School District, GO
Callable 08/01/2019 @ 100
5.250%, 08/01/2021	120	132
Long Beach, Unified School District, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/2019 (A)	1,880	2,066
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	3,500	3,905
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,874
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,348
Los Angeles County, Redevelopment Authority, Bunker Hill Project, RB
5.000%, 12/01/2024	2,000	2,303
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,154
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,154
Los Angeles, Community Facilities District, RB
5.000%, 09/01/2021	1,050	1,161
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,597
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,242
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/2022	1,080	1,235
5.000%, 05/15/2023	800	925
Los Angeles, Department of Airports, Ser D, AMT, RB
5.000%, 05/15/2023	4,000	4,579
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,189
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,400	1,570
5.000%, 08/01/2024	2,000	2,314

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2020	$2,200	$2,452
5.000%, 07/01/2022	250	289
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	862
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,226
5.000%, 07/01/2024	1,060	1,249
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,265
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,336
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,856
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project, GO
5.000%, 09/01/2021	1,000	1,128
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/2021 (A)	3,000	3,581
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/2021	1,100	1,231
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/2023	525	606
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/2018	300	319
Palomar Health, Ser A, GO
5.000%, 08/01/2025	1,140	1,330
5.000%, 08/01/2026	1,360	1,591
Palomar, Community College District, GO
5.000%, 05/01/2023	750	872
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	675
5.000%, 08/01/2024	1,300	1,522
Pittsburg, Successor Agency Redevelopment Agency, Ser A, RB, AGM
5.000%, 09/01/2023	3,000	3,455
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Poway, Redevelopment Agency Successor Agency, Paguay Redevelopment Project, Ser A, RB
5.000%, 06/15/2021	$2,770	$3,118
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/2022	1,500	1,714
Sacramento, Area Flood Control Agency
5.000%, 10/01/2026	850	1,008
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	587
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,191
Sacramento, Redevelopment Agency Successor Agency, Ser A, RB, BAM
5.000%, 12/01/2024	1,000	1,161
Sacramento, Unified School District, GO
5.000%, 07/01/2021	1,125	1,265
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,967
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/2022	1,500	1,732
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,288
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/2024	1,200	1,396
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,552
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/2021	1,395	1,580
San Diego County, Water Authority, Ser A, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2023	5,000	5,637
San Diego, Community College District, GO
5.000%, 08/01/2020	1,625	1,814
5.000%, 08/01/2024	1,000	1,180
San Diego, Public Facilities Financing Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	1,000	1,087
San Diego, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/2022	700	803
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	596

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2025	$2,000	$2,277
5.000%, 04/01/2026	1,425	1,619
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,310
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,434
5.000%, 05/01/2025	1,000	1,159
San Francisco City & County, Public Utilities Commission, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2020 (A)	1,075	1,195
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,146
San Francisco City & County, Public Utilities Commission, Sub-Ser A, RB
5.000%, 11/01/2026	6,000	7,208
San Francisco City & County, Redevelopment Agency, Ser B, TA
5.000%, 08/01/2022	235	267
San Francisco City & County, Redevelopment Agency, Ser S, TA
5.000%, 08/01/2023	425	489
San Francisco City & County, Redevelopment Agency, TA
5.000%, 08/01/2022	275	313
San Francisco City & County, Ser A, COP
5.000%, 10/01/2018	2,000	2,137
San Francisco City & County, Ser R1, GO
5.000%, 06/15/2018	810	858
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,450
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,364
San Marcos, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 10/01/2021	750	850
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,071
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/2021 @ 100
5.000%, 06/01/2023	1,000	1,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	$1,055	$1,223
Sonoma County, Junior College District, GO
5.000%, 08/01/2021	2,100	2,373
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	829
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	828
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	812
5.000%, 08/15/2024	1,000	1,113
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/2017	1,070	1,104
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,666
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/2019	1,000	1,091
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,277
Southern California, Public Power Authority, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	565
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	504
Stockton, Redevelopment Agency Successor Agency, Ser A, AGM
5.000%, 09/01/2026	1,000	1,139
Stockton, Redevelopment Agency Successor Agency, Ser A, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,126
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,419
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,172
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	931
5.000%, 09/01/2023	1,000	1,128

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tustin, Unified School District, GO, BAM
5.000%, 09/01/2022	$1,000	$1,142
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,313
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,165
Upland, Community Redevelopment Agency Successor Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/2018	1,000	1,044
Upland, Community Redevelopment Agency Successor Agency, TA
5.000%, 09/01/2025	1,280	1,462
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,299
5.000%, 09/01/2025	1,430	1,667

		305,957

Georgia — 0.5%
Athens-Clarke County, Unified Government Development Authority, University of Georgia Athletic Association Improvements Project, Ser B, RB
Callable 12/01/2016 @ 100
0.510%, 07/01/2035 (C) (D)	1,500	1,500

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	2,000	2,267

Illinois — 0.5%
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB
Callable 12/01/2016 @ 100
0.510%, 08/01/2044 (C) (D)	1,500	1,500

Total Municipal Bonds (Cost $312,303) ($ Thousands)		311,224

Total Investments — 99.2% (Cost $312,303) ($ Thousands) @		$311,224

Percentages are based on Net Assets of $313,857 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.
(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $913 ($ Thousands), representing 0.3% of the net assets of the Fund.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

@	At November 30, 2016, the tax basis cost of the Fund’s investments was $312,303 ($ Thousands), and the unrealized appreciation and depreciation were $4,760 ($ Thousands) and $(5,839) ($ Thousands), respectively.

As of November 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%

Georgia — 0.3%
Athens-Clarke County, Unified Government Development Authority, University of Georgia Athletic Association Improvements Project, Ser B, RB
Callable 12/01/2016 @ 100
0.510%, 07/01/2035 (A) (B)	$200	$200

Guam — 0.4%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	250	258

Iowa — 0.9%
Hills, Health Facilities, Mercy Hospital Project, RB
Callable 12/01/2016 @ 100
0.580%, 08/01/2035 (A) (B)	600	600

Massachusetts — 97.0%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	1,000	1,185
Beverly, Municipal Purpose Loan, GO
Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	546
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,172
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	588
Boston, Ser B, GO
5.000%, 04/01/2022	1,025	1,183
5.000%, 04/01/2025	1,700	2,036
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	567
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,141
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	612
5.000%, 07/01/2022	500	576
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,145
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	909
5.250%, 07/01/2021	800	916
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	574

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2021	$1,000	$1,138
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/2023	1,000	1,170
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/2022	1,000	1,145
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	540	599
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	229
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	784
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/2017 @ 100
5.000%, 07/01/2019	250	256
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,161
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	548
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H-1, RB
5.000%, 07/01/2024	500	579
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	584
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	237
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/2017 @ 100
5.000%, 09/01/2018	250	257
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	876

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	$1,000	$1,150
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,223
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	577
Massachusetts State, Development Finance Agency, RB
5.000%, 10/01/2026	600	653
4.000%, 07/01/2024	400	442
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/15/2026	2,480	3,004
Massachusetts State, Development Finance Agency, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/15/2018 (C)	500	539
Massachusetts State, Development Finance Agency, Ser E, RB
5.000%, 07/01/2026	200	226
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	574
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/2019	300	320
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	466
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	437
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	538
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	544
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	500	527
5.000%, 01/01/2021	500	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Federal Highway Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	$1,000	$1,146
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/15/2019 (C)	500	552
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/2022	250	297
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	620
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/2017 @ 100
5.000%, 07/01/2018	200	204
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2024	500	550
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/2021	1,000	1,135
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,178
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/2021	300	340
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	560
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	784
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	611
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,137
5.000%, 05/15/2023	1,000	1,161
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,151

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/2021	$210	$239
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	1,250	1,488
Massachusetts State, Ser B, GO
5.250%, 08/01/2022	500	582
5.250%, 08/01/2023	250	295
5.000%, 08/01/2023	500	583
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/2021	1,000	1,145
5.250%, 09/01/2021	500	574
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,165
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,205
5.000%, 10/01/2024	1,000	1,178
Massachusetts State, Transportation Fund Revenue, Highway Project, RB
5.000%, 06/01/2020	275	306
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	586
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,195
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	593
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,183
Newton, Municipal Purpose Loan, GO
5.000%, 03/01/2022	465	536
Quincy, Municipal Purpose Loan, GO
5.000%, 06/01/2024	1,030	1,213
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,160
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	593
Woods Hole, Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,127
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	587

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Worcester, Municipal Purpose Loan, RB
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	$1,000	$1,149

		64,578

Total Municipal Bonds (Cost $65,835) ($ Thousands)		65,636

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	114,225	114

Total Cash Equivalent (Cost $114) ($ Thousands)		114

Total Investments — 98.8% (Cost $65,949) ($ Thousands) @		$65,750

Percentages are based on Net Assets of $66,549 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At November 30, 2016, the tax basis cost of the Fund’s investments was $65,949 ($ Thousands), and the unrealized appreciation and depreciation were $1,159 ($ Thousands) and $(1,358) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$65,636	$—	$65,636
Cash Equivalent	114	—	—	114

Total Investments in Securities	$114	$65,636	$—	$65,750

Amounts designated as “—” are $0.

For the period ended November 30, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2016 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Cl A	$—	$8,346	$(8,232)	$114	$—

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.5%

Delaware — 1.0%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,152

Georgia — 1.3%
Athens-Clarke County, Unified Government Development Authority, University of Georgia Athletic Association Improvements Project, Ser B, RB
Callable 12/01/2016 @ 100
0.510%, 07/01/2035 (A) (B)	1,500	1,500

Guam — 1.0%
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	1,000	1,138

New Jersey — 84.5%
Bayonne, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	940
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,256
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,566
4.000%, 08/15/2022	1,265	1,386
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,306
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,337
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,140
Camden County, Improvement Authority, RB
5.000%, 01/15/2025	420	485
5.000%, 01/15/2026	1,820	2,135
Carlstadt, School District, GO
5.000%, 05/01/2023	500	577
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	576
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,209
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	1,985	2,102
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,141

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	$1,000	$1,157
4.000%, 09/01/2018	460	480
Hudson County, Improvement Authority, RB
5.000%, 05/01/2026	500	580
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/2017 @ 100
5.000%, 12/01/2019	550	568
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	562
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/2018	700	730
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,226
Monmouth County, Improvement Authority, RB
5.000%, 10/01/2020	1,000	1,121
5.000%, 12/01/2025	450	536
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	851
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,328
4.000%, 11/15/2020	485	526
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/2017	35	36
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2017	1,000	1,016
5.000%, 06/15/2018	1,500	1,559
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,079
5.000%, 06/15/2024	685	733
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,596
New Jersey State, Economic Development Authority, Refunding School Project, RB
5.000%, 12/15/2017 (C)	965	1,005
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	2,000	2,089

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	$1,500	$1,591
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	700	745
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,153
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/2017 @ 100
5.000%, 07/01/2018	1,620	1,654
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2026	1,000	1,129
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2018 (D)	3,195	3,387
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,133
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	935	1,076
5.000%, 09/01/2023	1,000	1,175
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021 (C)	65	75
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,153
5.000%, 09/01/2020	1,220	1,367
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/2024	1,000	1,115
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/2018	2,100	2,239
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2017 (D)	$1,000	$1,023
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,115
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020	2,040	2,240
New Jersey State, Health Care Facilities Financing Authority, RB
5.000%, 07/01/2022	500	566
5.000%, 07/01/2023	1,000	1,146
5.000%, 07/01/2025	1,000	1,140
5.000%, 07/01/2026	735	845
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,155
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,130
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/2020	1,000	1,074
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	500	544
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,080
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	500	563
5.000%, 07/01/2026	400	449
5.000%, 07/01/2027	500	561
New Jersey State, Ser A, COP
5.000%, 06/15/2018	1,250	1,304
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,416

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	$2,500	$2,731
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,773
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021 (C)	15	17
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,152
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2020	1,000	1,070
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (D)	395	456
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	605	677
Ocean County, GO
4.000%, 08/01/2019	710	756
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	825
Passaic County, Improvement Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	618
Rutgers State University, Ser F, RB
Pre-Refunded @ 100
5.000%, 05/01/2019 (D)	2,040	2,213
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,176
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,093
South Jersey, Transportation Authority LLC, Ser A, RB
5.000%, 11/01/2020	435	473
South Jersey, Transportation Authority LLC, Ser A1, RB, AGC
4.000%, 11/01/2017	600	613
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	$575	$666
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	582
West Windsor-Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/2017	635	656

		95,744

New York — 9.3%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/2017 @ 100
5.000%, 08/15/2019	3,000	3,088
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,257
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,179
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,132
5.000%, 09/01/2023	1,000	1,140
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	1,500	1,704

		10,500

Pennsylvania — 1.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	1,500	1,597

Total Municipal Bonds (Cost $111,838) ($ Thousands)		111,631

	Shares
CASH EQUIVALENT — 8.7%
SEI Daily Income Trust, Government Fund, Cl A
0.210%** †	9,822,039	9,822

Total Cash Equivalent (Cost $9,822) ($ Thousands)		9,822

Total Investments — 107.2% (Cost $121,660) ($ Thousands) @		$121,453

Percentages are based on Net Assets of $113,261 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New Jersey Municipal Bond Fund (Concluded)

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(C)	Security is escrowed to maturity.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At November 30, 2016, the tax basis cost of the Fund’s investments was $121,660 ($ Thousands), and the unrealized appreciation and depreciation were $1,456 ($ Thousands) and $(1,663) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$111,631	$—	$111,631
Cash Equivalent	9,822	—	—	9,822

Total Investments in Securities	$9,822	$111,631	$—	$121,453

Amounts designated as “—” are $0.

For the period ended November 30, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2016 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Cl A	$—	$9,822	$—	$9,822	$2

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%

Guam — 1.1%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	$730	$755
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	500	557
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	500	567

		1,879

Illinois — 0.3%
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB
Callable 12/01/2016 @ 100
0.490%, 08/01/2044 (B) (C)	500	500

Massachusetts — 0.9%
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
Callable 12/01/2016 @ 100
0.520%, 09/01/2037 (B) (C)	1,700	1,700

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser B2, RB
Callable 12/01/2016 @ 100
0.510%, 10/01/2035 (B) (C)	50	50

New York — 96.6%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	663
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/2017	1,000	1,003
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,730
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	742
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	558
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	491
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,133
Build NYC Resource, Greater New York Project, RB
5.000%, 08/01/2022	200	224

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	$250	$279
Build NYC Resource, The Chapin School Ltd. Project, RB
5.000%, 11/01/2026	500	592
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,268
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/2017	850	866
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,151
5.000%, 05/01/2025	500	592
Erie County, Ser B, GO
5.000%, 06/01/2023	400	461
5.000%, 06/01/2024	1,200	1,392
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	377
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/2019 @ 100
5.250%, 07/01/2023	1,500	1,605
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	856
5.000%, 09/01/2023	500	575
Long Island, Power Authority, Ser C, RB
Callable 05/01/2018 @ 100
1.250%, 05/01/2033 (C)	500	502
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,816
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,156
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,113
5.000%, 11/15/2021	1,000	1,128
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/15/2019 (A)	500	555
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,513

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2021	$2,000	$2,255
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,142
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,143
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	1,000	1,128
5.000%, 11/15/2024	2,280	2,626
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,143
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	1,365	1,474
5.000%, 05/01/2023	325	376
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,164
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,147
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	834
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	1,012
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,151
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,158
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,135
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,269
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,697

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	$2,000	$2,240
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,678
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,170
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,107
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,149
5.000%, 08/01/2025	4,915	5,757
New York City, Ser A1, GO
5.000%, 10/01/2021	1,000	1,132
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,128
New York City, Ser C, GO
5.000%, 08/01/2025	1,250	1,464
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,325
New York City, Ser E, GO
5.000%, 08/01/2019	2,000	2,177
5.000%, 08/01/2024	2,000	2,329
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,128
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,316
New York City, Ser G1, GO
5.000%, 04/01/2020	1,000	1,103
New York City, Ser I1, GO
Callable 04/01/2019 @ 100
5.000%, 04/01/2020	1,000	1,075
New York City, Ser J, GO
5.000%, 08/01/2022	500	573
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	1,000	1,066
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/2018 (D)	30	31
New York City, Transitional Finance Authority Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,265

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	$1,000	$1,141
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/2019	1,650	1,813
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/2021	1,000	1,139
New York City, Transitional Finance Authority, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	582
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/2019	500	541
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,105
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,149
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,208
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	574
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/2019 @ 100
5.500%, 02/15/2024	1,150	1,272
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,142
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/2018	1,000	1,027
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,132
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/2019 (A)	1,000	1,101
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/2018	795	839

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	$1,000	$1,168
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	111
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,136
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	396
5.000%, 07/01/2024	1,000	1,143
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,102
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	279
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,139
5.000%, 07/01/2025	1,000	1,171
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,115
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	918
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2019	1,000	1,081
5.000%, 03/15/2020	1,000	1,107
5.000%, 07/01/2022	500	567
5.000%, 12/15/2022	1,475	1,711
5.000%, 03/15/2023	750	872
5.000%, 07/01/2023	2,250	2,608
5.000%, 03/15/2025	2,000	2,374
5.000%, 07/01/2026	1,600	1,851
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2019 @ 100
5.250%, 02/15/2022	995	1,077
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,670
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/2019 (A)	5	5
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	522

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	$1,680	$1,937
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/2018	500	527
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,244
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,216
New York State, Energy Research & Development Authority, Electric & Gas Project, Ser C, RB, NATL
1.666%, 04/01/2034 (C)	1,000	1,000
New York State, Energy Research & Development Authority, AMT, RB, AMBAC
1.337%, 12/01/2026 (C)	2,000	1,920
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2020	1,100	1,225
5.000%, 06/15/2021	1,000	1,136
5.000%, 05/15/2024	1,445	1,712
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,828
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,368
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,149
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,312
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, RB
5.000%, 06/15/2021	1,000	1,137
5.000%, 06/15/2024	1,500	1,778
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	$500	$579
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
5.250%, 04/01/2018	900	950
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	581
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2018 (A)	455	487
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	1,000	1,078
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/2019	1,200	1,283
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2022	1,000	1,114
New York State, Transportation Development, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,377
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/2019	1,460	1,576
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	666
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,124
5.000%, 10/15/2024	475	567
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,955
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	530
5.000%, 11/15/2023	1,500	1,755
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2018	1,000	1,072
5.000%, 11/15/2019	1,000	1,099
5.000%, 11/15/2023	2,000	2,341
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 12/01/2016 @ 100
0.510%, 01/01/2033 (B) (C)	1,500	1,500

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	$750	$863
Utility Debt Securitization Authority, Ser B, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2022	750	841
Utility Debt Securitization Authority, Ser TE, RB
Callable 12/15/2016 @ 100
5.000%, 12/15/2018	1,000	1,002
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,168
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	598
Westchester County, Ser C, GO
5.000%, 11/01/2017	5	5

		176,386

Total Municipal Bonds (Cost $180,695) ($ Thousands)		180,515

Total Investments — 98.9% (Cost $180,695) ($ Thousands) @		$180,515

Percentages are based on Net Assets of $182,539 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(D)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

FHA — Federal Housing Administration

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At November 30, 2016, the tax basis cost of the Fund’s investments was $180,695 ($ Thousands), and the unrealized appreciation and depreciation were $2,645 ($ Thousands) and $(2,825) ($ Thousands), respectively.

As of November 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.3%

California — 0.2%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser A, RB
Callable 12/01/2016 @ 100
0.450%, 09/01/2037 (A) (B)	$300	$300

Georgia — 1.4%
Athens-Clarke County, Unified Government Development Authority, University of Georgia Athletic Association Improvements Project, Ser B, RB
Callable 12/01/2016 @ 100
0.510%, 07/01/2035 (A) (B)	2,000	2,000

Guam — 0.6%
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	750	853

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
Callable 12/01/2016 @ 100
0.520%, 09/01/2037 (A) (B)	200	200

Pennsylvania — 96.3%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/2019	1,000	1,083
Allegheny County, Higher Education Building Authority, Duquesne University Project, Ser A, RB
5.000%, 03/01/2020	675	739
Allegheny County, Higher Education Building Authority, RB
5.000%, 03/01/2026	550	634
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,207
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/2019	500	548
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,120
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	2,750	3,071
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,162
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Berks County, GO, AMBAC
5.850%, 11/15/2018	$455	$479
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,158
Bethel Park, School District, GO
Pre-Refunded @ 100
5.000%, 08/01/2019 (C)	1,000	1,093
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,394
Bucks County, GO
5.000%, 05/01/2022	1,250	1,434
5.000%, 06/01/2022	425	489
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/2020	500	556
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	359
Butler County, GO
5.000%, 07/15/2021	1,000	1,127
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,516
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,137
Chester County, Ser A, GO
5.000%, 07/15/2026	1,070	1,286
Chester, Water Authority, RB
5.000%, 12/01/2021	500	570
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,137
Dauphin County, General Authority, RB
5.000%, 06/01/2024	600	692
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	731
5.000%, 11/01/2026	425	497
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,157
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,715
5.000%, 07/01/2025	1,000	1,129
East Hempfield Township, Industrial Development Authority, RB
5.000%, 12/01/2025	645	737

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/2018	$1,000	$1,051
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,121
5.000%, 03/15/2023	1,000	1,132
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	924
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	500	583
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/2019	1,060	1,162
Lehigh County, Ser A, RB
5.000%, 07/01/2024	1,300	1,496
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/2021	1,290	1,441
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,159
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,136
Monroe County, Hospital Authority, RB
5.000%, 07/01/2023	1,025	1,153
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,135
Montgomery County, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (C)	85	94
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/2019	830	906
Montgomery County, Ser C, GO
Callable 12/15/2019 @ 100
5.000%, 12/15/2023	880	966
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (C)	35	39
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,137
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,138
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	850

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	$1,000	$1,181
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 03/15/2026	1,000	1,167
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,152
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/2019 @ 100
5.000%, 07/01/2020	1,525	1,657
Pennsylvania State, GO
5.000%, 07/01/2021	1,500	1,675
Pennsylvania State, GO
Callable 11/15/2021 @ 100
5.000%, 11/15/2022	1,000	1,134
Pennsylvania State, GO
Callable 06/15/2024 @ 100
5.000%, 06/15/2026	1,325	1,507
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,100
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	632
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 08/15/2022	1,165	1,336
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	1,500	1,622
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,500	1,722
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	565
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/2020 @ 100
5.000%, 03/01/2023	1,465	1,595

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/2021	$1,260	$1,423
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	553
5.000%, 11/01/2022	660	747
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,538
Pennsylvania State, Public School Building Authority, Ser S, RB, AGM
5.000%, 12/01/2023	1,000	1,136
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	1,000	1,117
Pennsylvania State, Turnpike Commission, Motor License Fund, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2023	1,000	1,129
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	574
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	2,050	2,344
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,101
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	376
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	982
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	636
5.000%, 12/01/2025	600	693
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2019 @ 100
5.000%, 12/01/2020	2,000	2,197
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,444
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/2018	$1,000	$1,053
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,450
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,291
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/2018	1,325	1,399
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/2020 (D)	420	465
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2023	500	574
Philadelphia, Industrial Development Authority, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,155
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,082
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,092
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/2018	500	528
5.000%, 01/01/2023	1,225	1,398
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/2018	1,000	1,056
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2019 (C)	1,000	1,080
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/2018	400	424
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,184
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,214
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/2018	1,740	1,844
Pittsburgh, Water & Sewer Authority, 1st Lien, Ser A, RB, AGM
5.000%, 09/01/2019	1,000	1,090
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,145

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pocono Mountain, School District, GO
4.000%, 09/01/2022	$1,500	$1,619
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,142
Quaker Valley, School District, GO
5.000%, 10/01/2019	500	545
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,684
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	575
5.000%, 03/01/2024	1,000	1,160
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	470
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,489
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,144
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/2019	500	546
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/2019 @ 100
5.500%, 09/15/2022	500	545
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/2019 @ 100
5.250%, 09/15/2023	1,000	1,102
Warwick, School District, GO
5.000%, 02/15/2021	750	838
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,170
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,111
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	288
West York Area, School District, GO
5.000%, 04/01/2022	1,150	1,299
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,144
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	$1,000	$1,156
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,133

		133,854

Puerto Rico — 0.7%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (D)	820	905

Total Municipal Bonds (Cost $139,029) ($ Thousands)		138,112

Total Investments — 99.3% (Cost $139,029) ($ Thousands) @		$138,112

Percentages are based on Net Assets of $139,080 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At November 30, 2016, the tax basis cost of the Fund’s investments was $139,029 ($ Thousands), and the unrealized appreciation and depreciation were $1,958 ($ Thousands) and $(2,875) ($ Thousands), respectively.

As of November 30, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 69.0%

Alabama — 2.1%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
6.000%, 06/01/2050	$875	$932
5.750%, 06/01/2045	800	841
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,750	15,062
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/2046	6,000	6,562

		23,397

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/2017 @ 100
6.000%, 12/01/2036 (A)	200	22
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,121

		1,143

Arizona — 0.6%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 01/03/2017 @ 100
5.200%, 10/01/2037	1,700	1,647
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,626
Glendale, Industrial Development Authority, Glencroft Retirement Community Project, RB
Callable 11/15/2026 @ 100
5.250%, 11/15/2051	375	324
5.000%, 11/15/2036	300	268
Phoenix, Industrial Development Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2046 (C)	1,000	980
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/2017 @ 100
5.625%, 07/01/2038	250	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2037	$265	$230
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	542

		6,843

California — 8.0%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/2019 @ 100
6.250%, 08/01/2039	400	441
Bay Area, Toll Authority, Ser S4, RB
Callable 04/01/2023 @ 100
5.250%, 04/01/2048	7,000	7,736
California County, Tobacco Securitization Agency, RB
Callable 12/19/2016 @ 15
11.687%, 06/01/2046 (D)	9,500	663
California State, Financing Authority, Ser B, RB
Callable 01/03/2017 @ 100
6.000%, 05/01/2037	7,500	7,581
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2039	1,000	1,091
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 08/15/2019 (B)	2,000	2,188
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,121
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/2018 @ 100
5.250%, 11/15/2048	2,000	2,085
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	1,370	1,664

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/2018 @ 100
5.875%, 10/01/2034	$250	$262
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (C)	1,000	947
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,496
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (C)	1,000	1,050
California State, School Finance Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	1,000	927
5.000%, 06/01/2051 (C)	1,000	917
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021	400	442
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.500%, 12/01/2054	1,000	1,025
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.250%, 12/01/2056 (C)	6,335	6,396
5.000%, 12/01/2046 (C)	3,665	3,656
California State, Various Purposes, GO
Callable 04/01/2019 @ 100
6.000%, 04/01/2038	2,000	2,186
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,381
5.000%, 09/01/2030	1,000	1,068
5.000%, 09/01/2034	900	950
Foothill-Eastern, Transportation Corridor Agency, Ser B3, RB
Callable 07/15/2022 @ 100
5.500%, 01/15/2053 (E)	6,250	7,080
Fremont Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2040	$3,000	$3,264
Imperial, Irrigation District, Ser C, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2036	1,540	1,671
Kern Community College District, GO, AGM
3.114%, 11/01/2030 (D)	2,375	1,380
Long Beach, Towne Center Project, SAB
Callable 10/01/2018 @ 100
5.400%, 10/01/2023	650	679
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,567
Orange County, Community Facilities District, Ser A, SAB
Callable 08/15/2026 @ 100
5.000%, 08/15/2041	1,500	1,576
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/2020 @ 100
5.250%, 11/01/2021	750	791
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
9.478%, 08/01/2038 (D)	5,410	2,112
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,082
5.000%, 09/01/2031	1,000	1,074
5.000%, 09/01/2032	1,000	1,067
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,110	1,159
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,069
San Jose, Unified School District, Capital Appreciation Election of 2002 Project, Ser C, GO, NATL
3.005%, 08/01/2029 (D)	2,100	1,355
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,764
6.250%, 10/01/2040	1,000	1,176
Tustin Community, Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	793

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Windsor, Unified School District, Election 2008, Ser D, GO
9.814%, 08/01/2035 (D)	$1,800	$821

		86,867

Colorado — 1.2%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	2,500	2,666
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,704
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/2018 @ 100
5.750%, 05/15/2036	500	521
Colorado State, Public Energy Authority, RB
6.500%, 11/15/2038	3,500	4,510
6.250%, 11/15/2028	650	767
Copperleaf Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,015
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	556

		12,739

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (C)	1,000	924
5.000%, 09/01/2053 (C)	1,500	1,356
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,337

		7,617

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	436
4.625%, 09/01/2032	1,635	1,656

		2,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia — 0.3%
District of Columbia, Tobacco Settlement Financing, Ser A, RB
Callable 01/03/2017 @ 16
7.836%, 06/15/2046 (D)	$30,000	$3,362

Florida — 1.3%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	598
8.000%, 10/01/2042	1,000	1,192
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,198
Capital Trust Agency, RB
Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (C)	1,000	975
Florida State, Developmental Finance Authority, Renaissance Charter School Project, RB
Callable 06/15/2025 @ 100
6.125%, 06/15/2046 (C)	30	30
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	531
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB
Callable 10/01/2017 @ 100
5.250%, 10/01/2027 (C)	250	256
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/2017 @ 100
5.875%, 05/01/2038	150	150
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,215	2,509
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,615
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,032
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,178

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (B)	$500	$574

		13,838

Georgia — 1.7%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,183
5.000%, 01/01/2042	3,000	3,269
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/2017 @ 100
5.250%, 07/01/2037	600	595
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,248
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/2017	450	452
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/2017	1,000	1,013
Private Colleges & Universities Authority, Savannah College of Art Project, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2044	6,000	6,185

		18,945

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.750%, 07/01/2040	500	542

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/2018 (B)	250	275

Illinois — 5.5%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/2017 @ 100
5.700%, 05/01/2036	250	241
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/2018	1,500	1,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	$1,250	$1,283
5.000%, 01/01/2032	1,250	1,277
Chicago, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,727
Chicago, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,454
5.500%, 01/01/2037	2,440	2,391
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	16,000	15,816
Hillside Village, Senior Lien, Mannheim Redevelopment Project, TA
Callable 01/01/2018 @ 102
7.000%, 01/01/2028	500	519
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	226
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/2017 @ 100
6.000%, 03/01/2037 (A)	300	77
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100
7.125%, 05/15/2019 (B)	1,000	1,137
Illinois State, Finance Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	508
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 08/01/2017 (B)	250	258
Illinois State, GO
5.000%, 02/01/2027	1,000	1,029
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2032	2,000	1,997
5.000%, 03/01/2036	1,000	987
Illinois State, GO
Callable 08/01/2022 @ 100
5.000%, 08/01/2024	5,970	6,143
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	7,500	7,712
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	4,888

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, GO
Callable 01/01/2026 @ 100
5.000%, 01/01/2032	$1,000	$999
Illinois State, GO
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	5,300	5,442

		59,676

Indiana — 1.3%
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (C)	5,475	5,071
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	405
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,017
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2032	3,450	3,491
Indiana State, Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	1,000	1,094
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,079
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (B)	1,395	1,633

		13,790

Iowa — 0.1%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 01/03/2017 @ 100
2.000%, 05/15/2056 (A)	125	1
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (E)	667	634

		635

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 0.2%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/2019 @ 100
5.750%, 11/15/2038	$500	$551
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/2017 @ 100
5.000%, 05/15/2036	1,500	1,472

		2,023

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/2018 @ 100
5.375%, 08/15/2024	1,000	1,057
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/2020 @ 100
6.375%, 06/01/2040	500	548
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/2025 @ 100
5.750%, 11/15/2050	2,000	1,991
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,072

		4,668

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC
Pre-Refunded @ 100
6.125%, 06/01/2018 (B)	1,500	1,609
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	850
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/2017 (F)	800	811
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	1,000	1,199

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, Ser A1, RB, AGC
Callable 01/01/2019 @ 100
6.000%, 01/01/2023	$500	$542

		5,011

Maine — 0.2%
Maine State, Finance Authority, Casella Waste Systems Project, AMT, RB
6.250%, 01/01/2025 (C) (E)	2,250	2,252

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100
5.750%, 09/01/2025	6,750	6,654
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Pre-Refunded @ 100
5.750%, 06/01/2018 (B)	1,000	1,068
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,841
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	10,848

		23,411

Massachusetts — 0.6%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,557
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/2020 @ 100
7.000%, 07/01/2042	1,500	1,645
Massachusetts State, Development Finance Agency, University of Massachusetts Boston Student Housing Project, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2048	1,500	1,520
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	670	702

		6,424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 1.4%
Grand Traverse Academy, RB
Callable 11/01/2017 @ 100
5.000%, 11/01/2036	$300	$279
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	5,872
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,763
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,237
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/2017 @ 102
6.500%, 09/01/2037 (C)	750	600
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/2018 (B)	500	561

		15,312

Minnesota — 0.5%
Dakota County, Community Development Agency, Walker Highview Hills Project, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2036 (C)	375	368
5.000%, 08/01/2046 (C)	750	722
5.000%, 08/01/2051 (C)	560	524
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/2018 (B)	300	332
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/2017 @ 100
5.500%, 05/01/2037	1,000	1,001
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030 (E)	2,000	2,101
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Pre-Refunded @ 100
5.625%, 06/01/2017 (B)	500	512

		5,560

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.1%
Lees Summit, Summit Fair Project, TA
Callable 04/01/2019 @ 100
5.625%, 10/01/2023	$265	$273
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	257

		530

Nebraska — 1.2%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,334
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,412
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,569

		13,315

New Jersey — 3.6%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2038	250	257
Casino Reinvestment Development Authority, RB
Callable 11/01/2024 @ 100
5.250%, 11/01/2039	1,650	1,595
5.250%, 11/01/2044	325	310
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/03/2017 @ 100
6.000%, 05/15/2028 (A)	210	121
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2044	3,000	3,229
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2041	19,900	16,884
4.750%, 06/01/2034	7,000	5,930
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2027	2,000	2,127

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	$1,250	$1,263
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
4.151%, 12/15/2034 (D)	6,000	2,554
3.990%, 12/15/2033 (D)	5,000	2,239
South Jersey, Transportation Authority LLC, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,639

		39,148

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,136

New York — 5.3%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (B)	500	572
6.250%, 01/15/2020 (B)	1,500	1,709
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,401
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2042	2,500	2,756
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,132
New York City, Build NYC Resource, Albert Einstein School of Medicine Project, RB
Callable 09/01/2025 @ 100
5.500%, 09/01/2045 (C)	10,500	11,019
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.516%, 03/01/2026 (E)	425	391
2.506%, 03/01/2025 (E)	400	371
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 12/19/2016 @ 100
5.000%, 06/01/2042	2,500	2,219
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 12/19/2016 @ 9
13.172%, 06/01/2055 (D)	60,000	2,088

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	$500	$575
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2038	500	514
New York State, Dormitory Authority, Ser A, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	590	620
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	11
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,094
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,203
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,527
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	4,000	4,131
5.000%, 11/15/2044 (C)	7,500	7,598
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2020	2,000	2,079
New York State, Transportation Development, American Airlines, AMT, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2031	3,750	3,803
New York State, Transportation Development, AMT, RB
Callable 07/01/2024 @ 100
5.250%, 01/01/2050	2,500	2,569
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/2017 @ 100
5.250%, 11/01/2042 (C)	2,000	2,017
TSASC, Ser 1, RB
Callable 12/19/2016 @ 100
5.000%, 06/01/2026	1,500	1,485

		57,884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2018 (B)	$500	$523
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,074
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2018 (B)	250	273
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,396
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	500	528

		3,794

Ohio — 6.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/2017 @ 100
6.500%, 06/01/2047	24,565	22,068
5.875%, 06/01/2047	18,375	15,526
5.125%, 06/01/2024	25,500	22,271
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/2020 @ 100
5.500%, 11/01/2040	500	556
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,563
Ohio State, Air Quality Development Authority, AK Steel Holding Project, AMT, RB
Callable 02/01/2022 @ 100
6.750%, 06/01/2024	1,500	1,485
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,383

		70,852

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.5%
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051	$3,250	$3,191
6.875%, 11/01/2046	1,625	1,591
6.625%, 11/01/2036	785	754

		5,536

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/2020 @ 100
6.375%, 09/01/2040 (C)	150	157

Pennsylvania — 0.9%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 10/15/2018 (B)	250	272
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,618
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/2018 @ 100
6.000%, 07/01/2035	250	260
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	131
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2019 (B)	680	756
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,045
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/2017 @ 100
6.250%, 07/01/2026	250	253
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	250	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	$1,975	$2,114
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,043
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/2017 @ 100
5.500%, 09/15/2037	250	252
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/2018 @ 100
6.500%, 01/01/2038	1,000	1,035

		10,066

Puerto Rico — 1.1%
Puerto Rico, Electric Power Authority, Ser DDD, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	6,490	4,217
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 07/01/2017 @ 100
1.087%, 07/01/2029 (E)	9,540	7,203
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020	1,380	897

		12,317

Rhode Island — 1.3%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/01/2017 @ 13
7.670%, 06/01/2052 (D)	100,000	7,857
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2050	6,250	6,005

		13,862

South Carolina — 2.6%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/2017 @ 100
5.500%, 05/01/2028	1,050	1,010

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/2023 @ 100
5.125%, 12/01/2043	$5,000	$5,505
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/2023 @ 100
5.500%, 12/01/2053	20,000	22,206

		28,721

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/2017 @ 100
5.500%, 12/01/2035	2,000	2,024

Tennessee — 1.2%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035 (C)	2,000	1,923
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (C)	2,500	2,252
Bristol, Industrial Development Board, Sales Tax Revenue, Ser B, RB
5.238%, 12/01/2024 (C) (D)	2,000	1,257
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/2020 @ 100
6.000%, 07/01/2038	500	545
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,647
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,401

		13,025

Texas — 11.3%
Arlington, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,730	1,781
Central Texas, Regional Mobility Authority, Senior Lien, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	1,000	1,160
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/2021 @ 100
5.500%, 08/15/2031	1,000	1,084

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/2020 @ 100
6.125%, 12/01/2040	$500	$550
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,791
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/2017	750	777
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,838
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	280
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,356
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	805	965
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
7.000%, 07/01/2051	725	684
5.500%, 07/01/2046	1,250	1,289
5.000%, 07/01/2031	250	252
5.000%, 07/01/2051	1,250	1,299
New Hope, Cultural Education Facilities, College Station Project, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2035	3,000	3,086
5.000%, 07/01/2047	12,000	12,167
New Hope, Cultural Education Facilities, RB
5.000%, 08/15/2046	1,250	1,138
New Hope, Cultural Education Facilities, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,227
5.000%, 07/01/2046	1,000	944
New Hope, Cultural Education Facilities, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	4,500	4,666

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2033	$25	$26
North Texas, Tollway Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	110	115
North Texas, Tollway Authority, Second Tier, Ser F, RB
Pre-Refunded @ 100
5.750%, 01/01/2018 (B)	1,200	1,259
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,229
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,649
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,558
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	115	120
Pharr Higher Education Finance Authority, RB
Callable 08/15/2019 @ 100
6.500%, 08/15/2039	90	98
Pharr Higher Education Finance Authority, Ser S, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	462
Port Beaumont, Navigation District, AMT, RB
7.250%, 02/01/2036 (C) (E)	17,750	18,401
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	528
5.125%, 01/01/2041	500	514
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	500	586
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/2018 (B)	500	549
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	$25,000	$28,985
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,230
Texas State, Public Finance Authority, RB
Callable 07/01/2019 @ 100
8.250%, 07/01/2024	4,075	4,281
Wise County, Parker County Junior College District Project, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,151
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (C)	2,500	2,280

		123,104

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/2019 @ 100
6.750%, 08/15/2028	500	429

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	833

Virgin Islands — 0.7%
Virgin Islands, Public Finance Authority, Senior Lien, RB
5.000%, 10/01/2019	1,500	1,489
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2019 @ 100
6.750%, 10/01/2037	1,125	1,139
Virgin Islands, Public Finance Authority, Sub-Ser B, RB
Callable 10/01/2020 @ 100
5.000%, 10/01/2025	5,775	5,335

		7,963

Virginia — 0.3%
Ballston, Quarter Community Development Authority, Ser A, TA
Callable 03/01/2027 @ 100
5.500%, 03/01/2046	1,750	1,669

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	$1,000	$1,018
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2017 (B)	500	518
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/2017 @ 100
2.000%, 10/01/2048	40	2
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	124	113
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	111	98
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 01/03/2017 @ 100
6.050%, 03/01/2054	118	18

		3,436

Washington — 1.7%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/2016	460	460
4.000%, 12/01/2017	480	491
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,625
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/2018 @ 100
6.375%, 10/01/2036	400	428
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	1,500	1,719
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2024 @ 100
1.960%, 01/01/2035 (E)	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Bayview Manor Homes, Ser A, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036 (C)	$355	$361
5.000%, 07/01/2046 (C)	750	722
5.000%, 07/01/2051 (C)	1,000	945
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB
Callable 07/01/2025 @ 100
7.000%, 07/01/2050 (C)	750	760
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/2017 @ 100
5.625%, 01/01/2038	1,000	1,004
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,446
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,761

		18,222

West Virginia — 0.0%
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/2021 @ 103
9.125%, 10/01/2041 (A)	500	462

Wisconsin — 0.8%
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	6,000	6,006
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,198

		8,204

Total Municipal Bonds (Cost $728,585) ($ Thousands)		752,442

	Shares
PREFERRED STOCK — 12.1%

Consumer Discretionary — 0.3%
Comcast
5.000%	628	15

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Dairy Farmers of America
7.875% (C)	31,000	$3,246

		3,261

Financials — 10.6%
Aegon
6.500%	8,239	208
6.375%	128,584	3,204
4.000% (E)	15,390	353
Allstate
6.750%	70,029	1,837
6.625%	104,904	2,744
6.250%	22,789	585
5.625%	85,136	2,144
Arch Capital Group
6.750%	171,974	4,382
Aspen Insurance Holdings
5.950% (E)	20,580	543
Astoria Financial
6.500%	78,146	1,978
Axis Capital Holdings
6.875%	70,467	1,794
5.500%	73,743	1,728
Bank of America
6.625%	2,190	56
6.204%	20,175	499
6.200%	30,000	750
Bank of New York Mellon
5.200%	38,519	953
Barclays Bank PLC
8.125%	39,930	1,019
7.100%	15,867	402
BB&T
5.625%	133,597	3,219
5.200%	9,717	227
Capital One Financial
6.700%	27,109	704
6.250%	99,774	2,506
6.000%	8,677	215
Charles Schwab
6.000%	105,310	2,702
Citigroup
7.125% (E)	18,301	503
6.875% (E)	85,700	2,293
5.800%	61,100	1,489
CoBank
6.250% (E)	20,000	2,090
6.125%	20,000	1,984
Cullen
5.375%	29,651	731
Fifth Third Bancorp
6.625% (E)	80,000	2,182

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Goldman Sachs Group
6.375% (E)	2,390	$64
6.300%	8,311	213
6.200%	26,875	688
5.950%	1,490	37
5.500% (E)	350,600	8,811
4.000% (E)	43,300	950
HSBC Holdings PLC
8.000%	19,016	486
6.200%	68,158	1,708
Huntington Bancshares
6.250%	120,000	3,030
5.875%	20,322	499
ING Groep
7.200%	2,900	74
6.375%	76,636	1,921
6.200%	4,270	107
6.125%	39,308	986
JPMorgan Chase
6.700%	38,315	1,037
6.125%	29,449	756
KeyCorp
7.750%	5,000	677
M&T Bank
6.250%	3,165	3,334
MetLife
4.000% (E)	18,900	456
Morgan Stanley
7.125% (E)	115,042	3,180
6.875% (E)	53,657	1,475
4.000% (E)	161,113	3,689
National Westminster Bank PLC
7.763%	9,963	259
People’s United Financial
5.625% (E)	33,016	825
PNC Financial Services Group
6.125% (E)	79,178	2,151
Prudential PLC
6.750%	61,750	1,615
6.500%	15,808	408
RenaissanceRe Holdings
5.375%	88,684	2,016
Royal Bank of Scotland Group PLC
7.250%	2,090	53
5.750%	160,293	3,934
Santander Finance
6.800%	8,000	201
State Street
6.000%	32,900	838
5.900% (E)	114,090	2,908
5.350% (E)	2,000	50
5.250%	72,463	1,703

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
SunTrust Banks
5.875%	5,019	$123
TCF Financial
7.500%	96,454	2,460
US Bancorp
6.500% (E)	57,342	1,624
6.000% (E)	75,000	1,921
5.150%	57,104	1,411
3.500% (E)	16,800	784
Valley National Bancorp
6.250% (E)	84,000	2,268
Wells Fargo
7.500%	2,861	3,440
6.625% (E)	57,230	1,551
5.850% (E)	120,000	3,000

		115,745

Utilities — 1.2%
Alabama Power
6.450%	46,981	1,212
Georgia Power
6.500%	44,400	4,562
Gulf Power
6.450%	9,000	925
6.000%	6,000	618
5.600%	20,000	2,041
Interstate Power & Light
5.100%	122,460	3,005
NSTAR Electric
4.780%	10,708	1,046
Washington Gas Light
4.800%	1,000	101

		13,510

Total Preferred Stock (Cost $122,493) ($ Thousands)		132,516

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 10.4%

Financials — 10.3%
Australia & New Zealand Banking Group
6.750%, 12/29/2049 (C) (E)	$400	423
AXA
6.379%, 12/14/2036 (C) (E)	5,200	5,637
Bank of America (E)
6.500%, 12/31/2049	1,700	1,769
6.300%, 12/31/2049	1,800	1,877
Bank of New York Mellon (E)
4.950%, 02/28/2021	700	697
4.625%, 12/29/2049	7,000	6,405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
8.250%, 12/29/2049 (E)	$3,900	$3,968
BNP Paribas (E)
7.625%, 12/29/2049 (C)	1,900	1,964
7.195%, 06/25/2037	400	442
7.195%, 06/29/2049 (C)	4,700	5,194
Charles Schwab
7.000%, 02/28/2049 (E)	4,325	4,931
Citigroup (E)
8.400%, 04/30/2018	1,700	1,821
6.250%, 12/29/2049	2,800	2,877
6.125%, 12/31/2049	1,000	1,039
5.900%, 12/29/2049	1,300	1,293
Citizens Financial Group
5.500%, 12/29/2049 (E)	5,000	4,850
CoBank
6.250%, 12/29/2049 (E)	500	527
Credit Agricole
8.375%, 12/31/2049 (C) (E)	4,200	4,631
Credit Suisse Group (E)
7.500%, 12/11/2048 (C)	2,000	2,027
6.250%, 12/29/2049 (C)	2,500	2,347
HSBC Holdings PLC
6.875%, 12/31/2049 (E)	8,000	8,240
IFP Funding II LLC
6.500%, 04/01/2017 (C)	7,000	6,972
JPMorgan Chase (E)
6.750%, 02/15/2026	3,900	4,193
6.000%, 12/29/2049	2,000	1,991
5.300%, 12/29/2049	1,200	1,212
KeyCorp
5.000%, 12/29/2049 (E)	3,000	2,805
Lloyds Banking Group PLC
6.657%, 05/21/2037 (C) (E)	3,500	3,745
M&T Bank
6.875%, 12/29/2049	100	100
5.125%, 12/29/2049 (E)	500	481
MetLife
5.250%, 12/29/2049 (E)	10,100	9,999
Nordea Bank MTN (E)
6.125%, 12/31/2049 (C)	5,000	4,812
5.500%, 09/23/2019	2,600	2,532
Northern Trust
4.600%, 12/29/2049 (E)	1,000	988
PNC Financial Services Group
6.750%, 12/31/2049 (E)	2,500	2,672
Royal Bank of Scotland Group PLC (E)
8.000%, 12/29/2049	200	183
7.500%, 12/29/2049	700	632
Societe Generale
8.000%, 12/30/2049 (C) (E)	1,800	1,753

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Standard Chartered PLC
7.014%, 07/30/2037 (C) (E)	$2,700	$2,815
Wells Fargo
5.875%, 12/31/2049 (E)	1,200	1,237

		112,081

Industrials — 0.1%
General Electric
5.000%, 12/29/2049 (E)	1,658	1,693

Total Corporate Obligations (Cost $112,673) ($ Thousands)		113,774

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
FHLB DN
0.450%, 01/20/2017 (D)	7,300	7,296
0.445%, 01/18/2017 (D)	3,500	3,498
0.420%, 01/06/2017 (D)	15,200	15,195
0.405%, 02/01/2017 (D)	8,900	8,893
0.380%, 01/12/2017 (D)	3,200	3,199
0.361%, 01/27/2017 (D)	1,900	1,899
0.100%, 12/01/2016 (D)	3,600	3,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC DN
0.102%, 02/07/2017 (D)	$25,300	$25,278

Total U.S. Government Agency Obligations (Cost $68,846) ($ Thousands)		68,858

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Note
0.681%, 04/30/2018 (E)	4,200	4,206

Total U.S. Treasury Obligation (Cost $4,200) ($ Thousands)		4,206

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl A
0.210%**†	3,979,910	3,980

Total Cash Equivalent (Cost $3,980) ($ Thousands)		3,980

Total Investments — 98.6% (Cost $1,040,777) ($ Thousands) @		$1,075,776

A list of open OTC swap agreements held by the Fund at November 30, 2016, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	1.13%	SIFM Muni Swap Index Yield	09/16/26	$9,500	$557
Citibank	0.88%	SIFM Muni Swap Index Yield	09/19/21	12,800	279

					$836

For the period ended November 30, 2016, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,090,940 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security.

(A)	Security is in default on interest payment.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $133,346 ($ Thousands), representing 12.2% of the net assets of the Fund.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(F)	Security is escrowed to maturity.

(G)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2016. The coupon on a step bond changes on a specified date.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

OTC — Over the Counter

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

SIFM — Securities Industry and Financial Markets

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Tax-Advantaged Income Fund (Concluded)

TA — Tax Allocation

@ At November 30, 2016, the tax basis cost of the Fund’s investments was $1,040,777 ($ Thousands), and the unrealized appreciation and depreciation were $49,509 ($ Thousands) and $(14,510) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$752,442	$—	$752,442
Preferred Stock	126,091	6,425	—	132,516
Corporate Obligations	—	113,774	—	113,774
U.S. Government Agency Obligations	—	68,858	—	68,858
U.S. Treasury Obligation	—	4,206	—	4,206
Cash Equivalent	3,980	—	—	3,980

Total Investments in Securities	$130,071	$945,705	$—	$1,075,776

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps*
Interest Rate Swaps*
Unrealized Appreciation	$—	$836	$—	$836

Total Other Financial Instruments	$—	$836	$—	$836

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended November 30, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2016 ($ Thousands):

Security Description	Value 8/31/2016	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Cl A	$7,108	$19,160	$(22,288)	$3,980	$3

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2016

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 27, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: January 27, 2017